UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Offices)

Ms. Lucia Sitar, Esquire

Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

(866) 667-9231

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	The schedule of investments for the three-month period ended January 31, 2018 is filed herewith.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.6%)
AUSTRALIA (2.0%)
Health Care (2.0%)
CSL Ltd.(a)	2,050	$241,038

CHINA (20.1%)
Consumer Discretionary (5.0%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(b)	27,699	224,516
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(b)	18,499	175,755
Yum China Holdings, Inc.	4,509	209,173

		609,444

Consumer Staples (1.7%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(b)	1,700	206,632

Energy (0.8%)
PetroChina Co. Ltd., H Shares(a)	126,000	99,440

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	11,000	129,558

Industrials (1.2%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(b)	20,198	150,587

Information Technology (4.5%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(b)	24,900	157,603
Tencent Holdings Ltd.(a)	6,600	389,977

		547,580

Materials (1.4%)
Anhui Conch Cement Co. Ltd., H Shares(a)	32,000	175,579

Real Estate (1.4%)
China Resources Land Ltd.(a)	42,000	167,158

Telecommunication Services (3.0%)
China Mobile Ltd.(a)	35,000	368,564

		2,454,542

HONG KONG (15.6%)
Financials (7.3%)
AIA Group Ltd.(a)	41,800	357,035
Hong Kong Exchanges & Clearing Ltd.(a)	7,181	270,908
HSBC Holdings PLC(a)	25,344	270,761

		898,704

Industrials (3.3%)
Jardine Strategic Holdings Ltd.	8,100	322,380
MTR Corp. Ltd.(a)	13,459	76,973

		399,353

Information Technology (0.9%)
ASM Pacific Technology Ltd.(a)	8,400	114,412

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Real Estate (4.1%)
Hang Lung Group Ltd.(a)	42,000	$159,420
Swire Pacific Ltd., Class B(a)	52,500	89,974
Swire Properties Ltd.(a)	71,700	251,015

		500,409

		1,912,878

INDIA (12.5%)
Consumer Discretionary (1.1%)
Hero MotoCorp Ltd.(a)	2,325	134,830

Consumer Staples (2.5%)
Hindustan Unilever Ltd.	3,000	64,397
ITC Ltd.	56,400	240,617

		305,014

Financials (5.0%)
HDFC Bank Ltd.(a)	3,830	120,498
Housing Development Finance Corp. Ltd.(a)	12,258	376,564
Kotak Mahindra Bank Ltd.(a)	6,900	120,126

		617,188

Information Technology (1.7%)
Tata Consultancy Services Ltd.(a)	4,158	203,066

Materials (2.2%)
Grasim Industries Ltd.(a)	14,870	270,927

		1,531,025

INDONESIA (6.0%)
Consumer Discretionary (2.6%)
Astra International Tbk PT(a)	501,900	318,310

Consumer Staples (0.9%)
Unilever Indonesia Tbk PT	28,600	116,207

Financials (2.5%)
Bank Central Asia Tbk PT(a)	178,000	302,205

		736,722

MALAYSIA (1.1%)
Financials (1.1%)
Public Bank Bhd	23,200	130,828

PHILIPPINES (3.9%)
Financials (3.9%)
Ayala Corp.(a)	14,060	287,827
Bank of the Philippine Islands(a)	80,515	186,972

		474,799

REPUBLIC OF SOUTH KOREA (3.4%)
Consumer Staples (1.2%)
Amorepacific Group(c)	126	16,755
E-MART, Inc.(a)	488	132,597

		149,352

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Information Technology (1.7%)
NAVER Corp.(a)	243	$206,990

Materials (0.5%)
LG Chem Ltd.(a)	160	64,715

		421,057

SINGAPORE (14.0%)
Financials (6.4%)
DBS Group Holdings Ltd.(a)	12,115	243,162
Oversea-Chinese Banking Corp. Ltd.(a)	41,993	412,868
United Overseas Bank Ltd.(a)	6,174	128,869

		784,899

Industrials (3.2%)
Keppel Corp. Ltd.(a)	40,100	264,048
Singapore Technologies Engineering Ltd.(a)	48,400	124,173

		388,221

Real Estate (2.5%)
City Developments Ltd.(a)	30,700	309,407

Telecommunication Services (1.9%)
Singapore Telecommunications Ltd.(a)	83,900	226,370

		1,708,897

TAIWAN (5.0%)
Information Technology (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	489,955

Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd.	32,100	122,803

		612,758

THAILAND (2.9%)
Health Care (0.6%)
Bangkok Dusit Medical Services PCL, Foreign Shares(a)	110,400	76,138

Materials (2.3%)
Siam Cement PCL (The), Foreign Shares(a)	18,200	285,513

		361,651

UNITED KINGDOM (6.1%)
Financials (1.5%)
Standard Chartered PLC(a)(c)	15,986	186,001

Materials (4.6%)
BHP Billiton PLC—London Listing(a)	11,234	250,184
Rio Tinto PLC—London Listing(a)	5,601	311,768

		561,952

		747,953

Total Common Stocks		11,334,148

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

PREFERRED STOCKS (6.0%)
REPUBLIC OF SOUTH KOREA (6.0%)
Consumer Staples (0.6%)
Amorepacific Corp., Preferred Shares(c)	539	$78,489

Information Technology (5.4%)
Samsung Electronics Co. Ltd., Preferred Shares(a)	333	658,127

		736,616

Total Preferred Stocks		736,616

SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(d)	157,725	157,725

Total Short-Term Investment		157,725

Total Investments (Cost $9,368,776) —99.9%		12,228,489

Other Assets in Excess of Liabilities—0.1%		6,758

Net Assets—100.0%		$12,235,247

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.1%)
CHINA (54.0%)
Consumer Discretionary (9.9%)
China International Travel Service Corp. Ltd., A Shares(a)	74,000	$599,813
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(b)	200	1,621
Fuyao Glass Industry Group Co. Ltd., H Shares(a)(c)	86,000	363,147
Nexteer Automotive Group Ltd.(a)(d)	80,000	170,346
Shenzhou International Group Holdings Ltd.	11,000	113,548
Yum China Holdings, Inc.	4,874	226,105

		1,474,580

Consumer Staples (3.5%)
Kweichow Moutai Co. Ltd., A Shares(a)	2,400	291,716
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(b)	1,900	230,942

		522,658

Energy (3.3%)
CNOOC Ltd.(a)	198,000	311,229
G3 Exploration Ltd.(d)	53,000	47,032
PetroChina Co. Ltd., H Shares(a)	174,000	137,322

		495,583

Financials (7.4%)
China Construction Bank Corp., Class H(a)	260,000	298,499
China Merchants Bank Co. Ltd., H Shares(a)	102,500	500,438
Ping An Insurance Group Co. of China Ltd., H Shares(a)	26,500	312,117

		1,111,054

Health Care (4.7%)
CSPC Pharmaceutical Group Ltd.(a)	176,000	389,887
Tong Ren Tang Technologies Co. Ltd., H Shares(a)	191,000	305,177

		695,064

Industrials (5.4%)
China Conch Venture Holdings Ltd.(a)	111,000	310,503
Shanghai International Airport Co. Ltd., A Shares(a)(b)	66,500	495,795

		806,298

Information Technology (12.4%)
China Literature Ltd.(c)(d)	10,800	111,898
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares(a)(b)	87,375	553,033
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(b)	10,150	64,244
Tencent Holdings Ltd.(a)	16,100	951,308
TravelSky Technology Ltd., H Shares(a)	56,000	174,784

		1,855,267

Real Estate (3.7%)
China Resources Land Ltd.(a)	90,000	358,195
Yanlord Land Group Ltd.(a)	135,600	191,235

		549,430

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

Telecommunication Services (3.7%)
China Mobile Ltd.(a)	52,000	$547,580

		8,057,514

HONG KONG (40.2%)
Consumer Discretionary (3.6%)
Aeon Stores (Hong Kong) Co. Ltd.(a)	286,500	181,631
Giordano International Ltd.(a)	124,000	63,407
Shangri-La Asia Ltd.(a)	114,000	289,057

		534,095

Consumer Staples (1.2%)
Convenience Retail Asia Ltd.(a)	388,000	186,639

Financials (14.3%)
AIA Group Ltd.(a)	89,600	765,318
Dah Sing Banking Group Ltd.(a)	29,840	70,489
Dah Sing Financial Holdings Ltd.(a)	17,200	115,967
Hong Kong Exchanges & Clearing Ltd.(a)	12,818	483,568
HSBC Holdings PLC(a)	40,898	436,932
Standard Chartered PLC (HK Listing)(a)(d)	22,348	257,396

		2,129,670

Industrials (9.1%)
Jardine Strategic Holdings Ltd.	10,800	429,840
Kerry Logistics Network Ltd.(a)	185,000	266,171
MTR Corp. Ltd.(a)	80,338	459,459
Pacific Basin Shipping Ltd.(a)(d)	912,000	211,269

		1,366,739

Information Technology (1.7%)
ASM Pacific Technology Ltd.(a)	19,200	261,513

Real Estate (6.4%)
Hang Lung Group Ltd.(a)	70,000	265,700
Hang Lung Properties Ltd.(a)	34,000	89,617
Swire Pacific Ltd., Class B(a)	155,000	265,639
Swire Properties Ltd.(a)	94,600	331,185

		952,141

Telecommunication Services (2.0%)
Asia Satellite Telecommunications Holdings Ltd.	127,500	113,766
HKBN Ltd.	150,500	189,312

		303,078

Utilities (1.9%)
Hong Kong & China Gas Co. Ltd.(a)	140,016	276,550

		6,010,425

UNITED STATES (1.9%)
Consumer Discretionary (1.9%)
Samsonite International SA	65,900	285,582

Total Common Stocks		14,353,521

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen China Opportunities Fund

SHORT-TERM INVESTMENT (3.6%)
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	$538,204	$538,204

		538,204

Total Short-Term Investment		538,204

Total Investments (Cost $12,324,423) —99.7%		14,891,725

Other Assets in Excess of Liabilities—0.3%		43,670

Net Assets—100.0%		$14,935,395

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.4%)
BRAZIL (9.8%)
Consumer Discretionary (1.9%)
Lojas Renner SA(a)	14,862,000	$176,631,306

Consumer Staples (2.7%)
Ambev SA(a)	22,787,000	157,092,984
BRF SA(a)(b)	8,647,269	95,957,914

		253,050,898

Energy (2.1%)
Ultrapar Participacoes SA(a)	7,943,000	203,391,235

Materials (1.9%)
Vale SA, ADR	14,150,600	185,231,354

Real Estate (1.2%)
Multiplan Empreendimentos Imobiliarios SA(a)	5,048,000	115,023,304

		933,328,097

CHILE (2.3%)
Consumer Discretionary (1.1%)
S.A.C.I. Falabella(a)	10,630,299	111,689,135

Financials (1.2%)
Banco Santander Chile, ADR	3,290,846	112,053,306

		223,742,441

CHINA (18.3%)
Consumer Discretionary (4.6%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(c)	13,822,841	112,042,152
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(c)	14,966,092	142,189,688
Yum China Holdings, Inc.	3,930,900	182,354,451

		436,586,291

Consumer Staples (1.9%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(c)	1,516,918	184,378,998

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	8,493,500	100,036,312

Industrials (1.5%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	19,472,992	145,182,221

Information Technology (5.6%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(c)	22,136,547	140,111,622
Tencent Holdings Ltd.(a)	6,720,600	397,103,018

		537,214,640

Real Estate (1.3%)
China Resources Land Ltd.(a)	30,592,000	121,754,412

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

Telecommunication Services (2.3%)
China Mobile Ltd.(a)	20,872,600	$219,796,671

		1,744,949,545

HONG KONG (6.1%)
Financials (4.5%)
AIA Group Ltd.(a)	32,127,000	274,412,738
Hong Kong Exchanges & Clearing Ltd.(a)	4,166,628	157,188,884

		431,601,622

Real Estate (1.6%)
Hang Lung Group Ltd.(a)	24,425,000	92,710,161
Hang Lung Properties Ltd.(a)	21,580,000	56,880,330

		149,590,491

		581,192,113

HUNGARY (0.9%)
Health Care (0.9%)
Richter Gedeon Nyrt	3,506,140	90,109,961

INDIA (14.0%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd.(a)	2,165,335	125,571,006

Consumer Staples (3.6%)
Hindustan Unilever Ltd.	7,095,443	152,308,760
ITC Ltd.	43,900,700	187,291,708

		339,600,468

Financials (5.2%)
Aditya Birla Capital Ltd.(a)(b)	10,955,084	29,336,457
Housing Development Finance Corp. Ltd.(a)	11,855,191	364,190,129
Kotak Mahindra Bank Ltd.(a)	5,817,300	101,276,523

		494,803,109

Information Technology (1.2%)
Tata Consultancy Services Ltd.(a)	2,411,893	117,790,539

Materials (2.7%)
Grasim Industries Ltd.(a)	6,347,183	115,643,698
UltraTech Cement Ltd.(a)	2,103,250	144,527,117

		260,170,815

		1,337,935,937

INDONESIA (4.9%)
Consumer Discretionary (2.4%)
Astra International Tbk PT(a)	361,397,200	229,201,635

Financials (1.4%)
Bank Central Asia Tbk PT(a)	76,644,500	130,125,495

Materials (1.1%)
Indocement Tunggal Prakarsa Tbk PT	67,234,300	109,475,127

		468,802,257

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

MALAYSIA (1.2%)
Financials (1.2%)
Public Bank Bhd	19,459,200	$109,733,363

MEXICO (5.2%)
Consumer Staples (2.2%)
Fomento Economico Mexicano SAB de CV, ADR	2,113,201	206,121,626

Financials (1.8%)
Grupo Financiero Banorte SAB de CV, Class O	27,090,339	173,501,600

Industrials (1.2%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares(d)	616,415	119,713,957

		499,337,183

PHILIPPINES (3.6%)
Financials (2.5%)
Ayala Corp.(a)	4,698,000	96,174,530
Bank of the Philippine Islands(a)	60,725,894	141,017,644

		237,192,174

Real Estate (1.1%)
Ayala Land, Inc.	122,348,400	105,534,438

		342,726,612

POLAND (1.0%)
Financials (1.0%)
Bank Pekao SA(a)	2,452,341	99,544,306

PORTUGAL (1.1%)
Consumer Staples (1.1%)
Jeronimo Martins SGPS SA	4,812,556	102,501,596

REPUBLIC OF SOUTH KOREA (3.3%)
Consumer Staples (0.6%)
Amorepacific Group	390,805	51,968,263

Information Technology (1.7%)
NAVER Corp.(a)	190,932	162,637,743

Materials (1.0%)
LG Chem Ltd.(a)	240,837	97,411,314

		312,017,320

RUSSIA (2.2%)
Consumer Staples (1.1%)
Magnit PJSC	1,135,968	107,669,520

Energy (1.1%)
LUKOIL PJSC, ADR	1,536,000	101,145,600

		208,815,120

SOUTH AFRICA (3.6%)
Consumer Discretionary (1.4%)
Truworths International Ltd.	16,094,363	133,143,195

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

Consumer Staples (1.0%)
Massmart Holdings Ltd.	8,063,893	$94,203,833

Telecommunication Services (1.2%)
MTN Group Ltd.(a)	10,925,178	120,976,621

		348,323,649

TAIWAN (4.7%)
Information Technology (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	51,287,117	448,721,581

THAILAND (3.6%)
Financials (1.5%)
Siam Commercial Bank PCL (The), Foreign Shares(a)	29,837,200	149,810,434

Materials (2.1%)
Siam Cement PCL (The), Foreign Shares(a)	11,821,000	185,442,236
Siam Cement PCL (The), NVDR(a)	793,300	12,453,489

		197,895,725

		347,706,159

TURKEY (2.6%)
Consumer Staples (1.1%)
BIM Birlesik Magazalar A.S.(a)	5,492,173	109,479,957

Financials (1.5%)
Akbank Turk A.S.(a)	23,229,208	67,328,245
Turkiye Garanti Bankasi A.S.(a)	21,824,037	71,192,064

		138,520,309

		248,000,266

UNITED KINGDOM (1.0%)
Financials (1.0%)
Standard Chartered PLC(a)(b)	7,985,932	92,918,195

Total Common Stocks		8,540,405,701

PREFERRED STOCKS (9.0%)
BRAZIL (3.0%)
Financials (3.0%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	22,598,057	286,995,324

REPUBLIC OF SOUTH KOREA (6.0%)
Consumer Staples (0.3%)
Amorepacific Corp., Preferred Shares(b)	202,647	29,509,396

Information Technology (5.7%)
Samsung Electronics Co. Ltd., Preferred Shares(a)	276,087	545,646,547

		575,155,943

Total Preferred Stocks		862,151,267

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Fund

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	$157,297,148	$157,297,148

Total Short-Term Investment		157,297,148

Total Investments (Cost $7,433,919,791) —100.1%		9,559,854,116

Liabilities in Excess of Other Assets—(0.1)%		(7,422,999)

Net Assets—100.0%		$9,552,431,117

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,138,488. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.8%)
Consumer Discretionary (15.1%)
Amazon.com, Inc.(a)	693	$1,005,467
Comcast Corp., Class A	24,163	1,027,652
Starbucks Corp.	11,754	667,745
TJX Cos., Inc. (The)	11,085	890,347

		3,591,211

Consumer Staples (10.0%)
Costco Wholesale Corp.	4,289	835,797
Molson Coors Brewing Co., Class B	8,594	722,068
Philip Morris International, Inc.	7,639	819,130

		2,376,995

Energy (4.4%)
EOG Resources, Inc.	9,146	1,051,790

Financials (19.4%)
Canadian Western Bank	23,268	732,091
Charles Schwab Corp. (The)	20,533	1,095,230
Intercontinental Exchange, Inc.	13,073	965,310
M&T Bank Corp.	5,430	1,035,935
Regions Financial Corp.	40,889	786,296

		4,614,862

Health Care (11.2%)
Aetna, Inc.	3,775	705,246
Baxter International, Inc.	14,432	1,039,537
Johnson & Johnson	6,559	906,388

		2,651,171

Industrials (11.0%)
Canadian National Railway Co.	11,588	928,431
Snap-on, Inc.	4,728	809,954
Verisk Analytics, Inc., Class A(a)	8,588	859,229

		2,597,614

Information Technology (25.6%)
Alphabet, Inc., Class A(a)	1,100	1,300,442
Cognizant Technology Solutions Corp., Class A	9,588	747,672
Microsoft Corp.	10,327	981,168
Oracle Corp.	19,220	991,560
Texas Instruments, Inc.	7,025	770,432
Visa, Inc., Class A	10,297	1,279,196

		6,070,470

Materials (3.1%)
Praxair, Inc.	4,560	736,395

Total Common Stocks		23,690,508

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Focused U.S. Equity Fund

SHORT-TERM INVESTMENT (0.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(b)	$52,916	$52,916

Total Short-Term Investment		52,916

Total Investments (Cost $18,681,370) —100.0%		23,743,424

Liabilities in Excess of Other Assets—0.0%		(2,095)

Net Assets—100.0%		$23,741,329

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.1%)
CANADA (1.5%)
Materials (1.5%)
Nutrien Ltd.(a)	12,540	$656,056

CHINA (1.0%)
Consumer Discretionary (1.0%)
Yum China Holdings, Inc.	9,400	436,066

GERMANY (2.0%)
Health Care (2.0%)
Fresenius Medical Care AG & Co. KGaA(b)	7,700	887,516

HONG KONG (5.3%)
Financials (1.9%)
AIA Group Ltd.(b)	98,100	837,921

Industrials (2.4%)
Jardine Matheson Holdings Ltd.(b)	10,100	641,104
MTR Corp. Ltd.(b)	75,000	428,931

		1,070,035

Real Estate (1.0%)
Swire Pacific Ltd., Class A(b)	42,800	427,189

		2,335,145

INDIA (3.1%)
Consumer Staples (1.3%)
ITC Ltd.	140,650	600,049

Financials (1.8%)
Housing Development Finance Corp. Ltd.(b)	25,300	777,213

		1,377,262

ISRAEL (1.9%)
Information Technology (1.9%)
Check Point Software Technologies Ltd.(a)	8,000	827,280

ITALY (1.0%)
Energy (1.0%)
Tenaris SA, ADR	12,500	437,500

JAPAN (10.9%)
Consumer Staples (1.8%)
Japan Tobacco, Inc.(b)	24,300	805,297

Health Care (1.9%)
Sysmex Corp.(b)	10,700	842,278

Industrials (1.5%)
FANUC Corp.(b)	2,410	654,118

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

Information Technology (2.0%)
Keyence Corp.(b)	1,400	$855,550

Materials (2.3%)
Shin-Etsu Chemical Co. Ltd.(b)	9,000	1,029,742

Real Estate (1.4%)
Daito Trust Construction Co. Ltd.(b)	3,500	613,424

		4,800,409

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	8,800	858,352

SINGAPORE (1.0%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd.(b)	44,000	432,600

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd.(b)	39,200	434,069

SWEDEN (1.5%)
Industrials (1.5%)
Atlas Copco AB, A Shares(b)	14,200	665,948

SWITZERLAND (6.9%)
Consumer Staples (1.9%)
Nestle SA(b)	10,000	863,819

Health Care (5.0%)
Novartis AG(b)	14,800	1,335,805
Roche Holding AG(b)	3,500	864,759

		2,200,564

		3,064,383

TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,600	1,341,176

THAILAND (1.8%)
Financials (1.8%)
Kasikornbank PCL(b)	105,400	776,799

UNITED KINGDOM (14.5%)
Consumer Discretionary (2.0%)
Whitbread PLC(b)	15,951	879,136

Consumer Staples (2.9%)
British American Tobacco PLC(b)	12,300	840,664

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

Diageo PLC(b)	12,400	$446,305

		1,286,969

Energy (1.5%)
Royal Dutch Shell PLC, B Shares(b)	18,500	656,241

Financials (1.5%)
Standard Chartered PLC(a)(b)	57,030	663,557

Industrials (3.0%)
Experian PLC(b)	28,900	666,081
Rolls-Royce Holdings PLC(a)(b)	53,427	662,952

		1,329,033

Materials (1.0%)
BHP Billiton PLC(b)	20,000	445,405

Telecommunication Services (2.6%)
Vodafone Group PLC(b)	350,200	1,116,379

		6,376,720

UNITED STATES (30.8%)
Consumer Discretionary (3.0%)
Comcast Corp., Class A	15,500	659,215
TJX Cos., Inc. (The)	8,500	682,720

		1,341,935

Consumer Staples (4.4%)
CVS Health Corp.	8,250	649,193
PepsiCo, Inc.	7,350	884,205
Philip Morris International, Inc.	3,700	396,751

		1,930,149

Energy (4.3%)
EOG Resources, Inc.	9,400	1,081,000
Schlumberger Ltd.	11,400	838,812

		1,919,812

Financials (4.6%)
Intercontinental Exchange, Inc.	8,900	657,176
M&T Bank Corp.	7,100	1,354,538

		2,011,714

Health Care (3.4%)
Johnson & Johnson	4,500	621,855
Perrigo Co. PLC	9,650	874,483

		1,496,338

Information Technology (9.1%)
Amdocs Ltd.	9,500	649,800
Cognizant Technology Solutions Corp., Class A	8,500	662,830
Oracle Corp.	26,100	1,346,499
Visa, Inc., Class A	10,800	1,341,684

		4,000,813

Materials (2.0%)
Praxair, Inc.	5,600	904,344

		13,605,105

Total Common Stocks		39,312,386

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Global Equity Fund

PREFERRED STOCKS (7.8%)
BRAZIL (2.6%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	88,491	$1,123,836

GERMANY (2.5%)
Consumer Staples (2.5%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(b)	8,000	1,118,758

REPUBLIC OF SOUTH KOREA (2.7%)
Information Technology (2.7%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares, 1.20%	1,200	1,195,200

Total Preferred Stocks		3,437,794

SHORT-TERM INVESTMENT (2.2%)
UNITED STATES (2.2%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	990,252	990,252

Total Short-Term Investment		990,252

Total Investments (Cost $33,394,474) —99.1%		43,740,432

Other Assets in Excess of Liabilities—0.9%		387,399

Net Assets—100.0%		$44,127,831

(a)	Non-income producing security.
(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.7%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd.(a)	49,800	$5,855,451

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR(b)	217,000	5,555,200

CANADA (2.8%)
Industrials (1.1%)
Ritchie Bros Auctioneers, Inc.	185,400	6,030,776

Materials (1.7%)
Nutrien Ltd.(c)	181,360	9,488,224

		15,519,000

CHINA (1.1%)
Consumer Discretionary (1.1%)
Yum China Holdings, Inc.	132,500	6,146,675

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA(a)	36,200	8,226,607

GERMANY (6.2%)
Health Care (4.5%)
Bayer AG(a)	76,500	10,024,354
Fresenius Medical Care AG & Co. KGaA(a)	130,700	15,064,721

		25,089,075

Materials (1.7%)
Linde AG(a)(c)	38,200	9,324,187

		34,413,262

HONG KONG (6.5%)
Financials (3.1%)
AIA Group Ltd.(a)	2,057,900	17,577,551

Industrials (2.6%)
Jardine Matheson Holdings Ltd.(a)	151,500	9,616,566
MTR Corp. Ltd.(a)	852,000	4,872,655

		14,489,221

Real Estate (0.8%)
Swire Pacific Ltd., Class A(a)	431,500	4,306,822

		36,373,594

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen International Equity Fund

INDIA (2.9%)
Consumer Staples (1.2%)
ITC Ltd.	1,611,100	$6,873,368

Financials (1.7%)
Housing Development Finance Corp. Ltd.(a)	297,700	9,145,311

		16,018,679

ISRAEL (2.4%)
Information Technology (2.4%)
Check Point Software Technologies Ltd.(c)	131,000	13,546,710

ITALY (1.0%)
Energy (1.0%)
Tenaris SA, ADR	166,600	5,831,000

JAPAN (14.6%)
Consumer Discretionary (1.2%)
Shimano, Inc.(a)	45,700	6,550,564

Consumer Staples (2.2%)
Japan Tobacco, Inc.(a)	365,600	12,115,903

Financials (1.5%)
Japan Exchange Group, Inc.(a)	465,700	8,409,475

Health Care (1.8%)
Sysmex Corp.(a)	130,400	10,264,772

Industrials (1.5%)
FANUC Corp.(a)	31,000	8,413,970

Information Technology (1.9%)
Keyence Corp.(a)	17,000	10,388,824

Materials (2.5%)
Shin-Etsu Chemical Co. Ltd.(a)	121,700	13,924,407

Real Estate (2.0%)
Daito Trust Construction Co. Ltd.(a)	64,000	11,216,888

		81,284,803

MEXICO (2.7%)
Consumer Staples (2.7%)
Fomento Economico Mexicano SAB de CV, ADR	153,900	15,011,406

PHILIPPINES (0.9%)
Real Estate (0.9%)
Ayala Land, Inc.	5,597,300	4,828,080

REPUBLIC OF SOUTH KOREA (1.6%)
Consumer Staples (1.6%)
Amorepacific Group(c)	68,100	9,055,766

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen International Equity Fund

SINGAPORE (3.1%)
Financials (2.1%)
Oversea-Chinese Banking Corp. Ltd.(a)	1,208,100	$11,877,830

Telecommunication Services (1.0%)
Singapore Telecommunications Ltd.(a)	1,960,700	5,290,141

		17,167,971

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd.(a)	752,800	8,335,901

SWEDEN (2.3%)
Industrials (2.3%)
Atlas Copco AB, A Shares(a)	275,100	12,901,569

SWITZERLAND (7.9%)
Consumer Staples (2.4%)
Nestle SA(a)	152,600	13,181,881

Health Care (5.5%)
Novartis AG(a)	187,600	16,932,225
Roche Holding AG(a)	56,100	13,860,856

		30,793,081

		43,974,962

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,241,000	19,606,972

THAILAND (1.8%)
Financials (1.8%)
Kasikornbank PCL(a)	1,364,700	10,057,848

UNITED KINGDOM (20.1%)
Consumer Discretionary (2.8%)
Whitbread PLC(a)	281,442	15,511,612

Consumer Staples (2.8%)
British American Tobacco PLC(a)	146,600	10,019,621
Diageo PLC(a)	154,300	5,553,620

		15,573,241

Energy (2.6%)
Royal Dutch Shell PLC, B Shares(a)	408,200	14,479,863

Financials (3.8%)
Prudential PLC(a)	450,100	12,184,239
Standard Chartered PLC(a)(c)	770,157	8,960,958

		21,145,197

Industrials (3.5%)
Experian PLC(a)	471,000	10,855,502
Rolls-Royce Holdings PLC(a)(c)	673,100	8,352,202

		19,207,704

Materials (1.2%)
BHP Billiton PLC(a)	307,500	6,848,093

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen International Equity Fund

Telecommunication Services (3.4%)
Inmarsat PLC(a)	735,800	$4,849,895
Vodafone Group PLC(a)	4,462,400	14,225,387

		19,075,282

		111,840,992

UNITED STATES (2.3%)
Consumer Discretionary (2.3%)
Samsonite International SA	2,934,000	12,714,694

Total Common Stocks		494,267,142

PREFERRED STOCKS (8.8%)
BRAZIL (2.6%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	1,146,894	14,565,554

GERMANY (3.0%)
Consumer Staples (3.0%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	121,400	16,977,155

REPUBLIC OF SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares, 1.20%(d)	17,800	17,728,800

Total Preferred Stocks		49,271,509

SHORT-TERM INVESTMENT (1.6%)
UNITED STATES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	8,882,754	8,882,754

Total Short-Term Investment		8,882,754

Total Investments (Cost $451,172,747) —99.1%		552,421,405

Other Assets in Excess of Liabilities—0.9%		4,805,657

Net Assets—100.0%		$557,227,062

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,276,160. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Non-income producing security.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (2.7%)
Consumer Discretionary (2.7%)
ARB Corp. Ltd.(a)	153,200	$2,259,999

BRAZIL (8.8%)
Consumer Discretionary (2.0%)
Arezzo Industria e Comercio SA	92,500	1,735,318

Health Care (2.5%)
Odontoprev SA	401,700	2,096,758

Industrials (1.9%)
Wilson Sons Ltd., BDR	133,981	1,652,685

Real Estate (2.4%)
Iguatemi Empresa de Shopping Centers SA(a)	151,300	2,044,899

		7,529,660

CANADA (3.4%)
Financials (1.7%)
Canadian Western Bank	47,600	1,497,659

Industrials (1.7%)
Ritchie Bros Auctioneers, Inc.	43,700	1,421,493

		2,919,152

CHILE (6.6%)
Consumer Staples (5.1%)
Embotelladora Andina SA	550,200	2,477,967
Vina Concha y Toro SA	827,200	1,838,741

		4,316,708

Real Estate (1.5%)
Parque Arauco SA	389,700	1,283,205

		5,599,913

GERMANY (5.1%)
Consumer Discretionary (1.4%)
Fielmann AG(a)	13,700	1,199,561

Materials (3.7%)
FUCHS PETROLUB SE(a)	42,800	2,173,444
Symrise AG(a)	11,200	938,582

		3,112,026

		4,311,587

HONG KONG (2.4%)
Industrials (2.4%)
Kerry Logistics Network Ltd.(a)	1,451,700	2,088,651

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

INDIA (5.8%)
Consumer Staples (1.8%)
Jyothy Laboratories Ltd.(a)	266,400	$1,523,109

Health Care (2.2%)
Sanofi India Ltd.(a)	23,800	1,867,840

Materials (1.8%)
Castrol (India) Ltd.(a)	521,600	1,506,482

		4,897,431

INDONESIA (3.6%)
Consumer Discretionary (2.4%)
Ace Hardware Indonesia Tbk PT	20,467,600	2,063,805

Materials (1.2%)
Indocement Tunggal Prakarsa Tbk PT	620,300	1,010,012

		3,073,817

ISRAEL (3.9%)
Information Technology (1.4%)
NICE Ltd.(a)	13,300	1,210,787

Materials (2.5%)
Frutarom Industries Ltd.(a)	20,300	2,116,199

		3,326,986

ITALY (1.1%)
Consumer Discretionary (1.1%)
Brunello Cucinelli SpA(b)	27,500	921,851

JAPAN (9.5%)
Consumer Discretionary (2.2%)
Resorttrust, Inc.(a)	79,000	1,882,884

Consumer Staples (1.8%)
Calbee, Inc.(a)(b)	43,900	1,551,066

Health Care (1.4%)
Sysmex Corp.(a)	15,000	1,180,764

Health Care Equipment and Supplies (2.2%)
Asahi Intecc Co. Ltd.(a)	48,000	1,844,014

Industrials (1.9%)
Nabtesco Corp.(a)	33,500	1,592,884

		8,051,612

MALAYSIA (1.7%)
Consumer Staples (1.7%)
Carlsberg Brewery Malaysia Bhd	345,100	1,411,300

MEXICO (2.6%)
Industrials (2.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	115,000	2,236,821

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

NEW ZEALAND (1.7%)
Industrials (1.7%)
Auckland International Airport Ltd.	286,900	$1,413,530

SINGAPORE (2.5%)
Health Care (2.5%)
Raffles Medical Group Ltd.	2,508,544	2,122,644

SOUTH AFRICA (2.0%)
Consumer Staples (2.0%)
Clicks Group Ltd.	117,900	1,700,387

SPAIN (2.1%)
Consumer Staples (2.1%)
Viscofan SA(a)	26,000	1,818,427

SWITZERLAND (6.3%)
Consumer Staples (2.5%)
Barry Callebaut AG(a)(c)	1,040	2,128,490

Industrials (2.5%)
dormakaba Holding AG, Class B(a)(c)	2,300	2,116,206

Information Technology (1.3%)
Temenos Group AG(a)(c)	8,300	1,147,031

		5,391,727

THAILAND (2.4%)
Real Estate (2.4%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(a)(d)	3,605,400	2,037,535

TURKEY (1.0%)
Consumer Staples (1.0%)
BIM Birlesik Magazalar A.S.(a)	43,900	875,094

UNITED KINGDOM (20.6%)
Consumer Discretionary (3.3%)
Fuller Smith & Turner PLC, Class A	95,500	1,331,997
Millennium & Copthorne Hotels PLC	196,600	1,495,041

		2,827,038

Health Care (4.0%)
Dechra Pharmaceuticals PLC	68,580	2,334,776
Genus PLC	31,900	1,096,095

		3,430,871

Industrials (6.4%)
Rotork PLC(a)	458,400	1,923,453
Ultra Electronics Holdings PLC(a)	100,000	2,163,369
Weir Group PLC (The)(a)	42,900	1,344,991

		5,431,813

Information Technology (3.0%)
AVEVA Group PLC	59,200	2,508,204

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen International Small Cap Fund

Materials (3.9%)
Croda International PLC(a)	30,900	$1,966,561
Victrex PLC(a)	37,400	1,356,948

		3,323,509

		17,521,435

UNITED STATES (2.5%)
Consumer Discretionary (2.5%)
Samsonite International SA	482,100	2,089,214

Total Common Stocks		83,598,773

SHORT-TERM INVESTMENT (1.4%)
UNITED STATES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	1,183,144	1,183,144

Total Short-Term Investment		1,183,144

Total Investments (Cost $60,454,717) —99.7%		84,781,917

Other Assets in Excess of Liabilities—0.3%		297,286

Net Assets—100.0%		$85,079,203

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,349,698. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Non-income producing security.
(d)	As of January 31, 2018, security is a closed-end fund incorporated in Thailand.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

BDR	Brazilian Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.5%)(a)
JAPAN (96.5%)
Consumer Discretionary (13.9%)
Denso Corp.	760	$47,778
Honda Motor Co. Ltd.	800	28,212
Nitori Holdings Co. Ltd.	200	31,911
Sekisui House Ltd.	800	14,699
Shimano, Inc.	160	22,934
Start Today Co. Ltd.	500	14,774
Toyota Motor Corp.	300	20,669
USS Co. Ltd.	900	20,157
Yamaha Corp.	600	24,811

		225,945

Consumer Staples (14.0%)
Calbee, Inc.(b)	700	24,732
Japan Tobacco, Inc.	1,900	62,966
Pigeon Corp.	1,240	48,485
Seven & i Holdings Co. Ltd.	1,370	56,526
Shiseido Co. Ltd.	700	35,950

		228,659

Financials (7.2%)
AEON Financial Service Co. Ltd.	1,100	27,520
Concordia Financial Group Ltd.	3,100	18,903
Japan Exchange Group, Inc.	2,000	36,115
Suruga Bank Ltd.	1,700	34,466

		117,004

Health Care (8.1%)
Chugai Pharmaceutical Co. Ltd.	900	47,567
Shionogi & Co. Ltd.	500	27,675
Sysmex Corp.	717	56,441

		131,683

Industrials (23.4%)
Amada Holdings Co. Ltd.	4,680	69,613
Daikin Industries Ltd.	420	50,678
East Japan Railway Co.	400	39,926
FANUC Corp.	285	77,354
Komatsu Ltd.	700	27,512
Makita Corp.	1,140	53,858
Nabtesco Corp.	1,300	61,813

		380,754

Information Technology (11.7%)
Keyence Corp.	118	72,111
Renesas Electronics Corp.(c)	2,600	30,639
SCSK Corp.	700	32,255
Yahoo Japan Corp.	11,560	55,758

		190,763

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Japanese Equities Fund

Internet & Direct Marketing Retail (2.4%)
Stanley Electric Co. Ltd.	950	$38,670

Materials (8.8%)
Kansai Paint Co. Ltd.	900	22,262
Nippon Paint Holdings Co. Ltd.	500	17,972
Shin-Etsu Chemical Co. Ltd.	900	102,974

		143,208

Real Estate (4.0%)
Daito Trust Construction Co. Ltd.	245	42,939
Mitsubishi Estate Co. Ltd.	1,200	23,082

		66,021

Telecommunication Services (3.0%)
KDDI Corp.	1,950	49,487

		1,572,194

Total Common Stocks		1,572,194

SHORT-TERM INVESTMENT (0.8%)
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(d)	13,291	13,291

Total Short-Term Investment		13,291

Total Investments (Cost $1,255,741) —97.3%		1,585,485

Other Assets in Excess of Liabilities—2.7%		44,695

Net Assets—100.0%		$1,630,180

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,047. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.5%)
Canada (4.7%)
Financials (2.7%)
Canadian Western Bank	1,352	$42,539

Industrials (2.0%)
Ritchie Bros Auctioneers, Inc.	951	30,926

		73,465

Israel (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd.(a)	296	30,609

United States (87.8%)
CONSUMER DISCRETIONARY (14.0%)
BorgWarner, Inc.	660	37,132
Burlington Stores, Inc.(a)	293	35,661
PVH Corp.	274	42,492
Service Corp. International	976	39,011
Tiffany & Co.	274	29,222
Whirlpool Corp.	194	35,195

		218,713

CONSUMER STAPLES (7.2%)
Cal-Maine Foods, Inc.(a)	641	27,275
Casey’s General Stores, Inc.	307	37,181
Molson Coors Brewing Co., Class B	567	47,639

		112,095

ENERGY (1.9%)
Core Laboratories NV	251	28,689
FINANCIALS (10.7%)
Cboe Global Markets, Inc.	419	56,310
First Republic Bank	335	29,999
M&T Bank Corp.	167	31,860
Regions Financial Corp.	2,516	48,383

		166,552

HEALTH CARE (10.0%)
Cerner Corp.(a)	641	44,313
Globus Medical, Inc., Class A(a)	753	34,668
Henry Schein, Inc.(a)	509	38,521
Teleflex, Inc.	139	38,607

		156,109

INDUSTRIALS (17.0%)
AO Smith Corp.	348	23,239
Beacon Roofing Supply, Inc.(a)	650	39,325
CH Robinson Worldwide, Inc.	457	41,797
Equifax, Inc.	221	27,610
Kansas City Southern	339	38,351

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Snap-on, Inc.	272	$46,596
Verisk Analytics, Inc., Class A(a)	473	47,324

		264,242

INFORMATION TECHNOLOGY (13.1%)
CDW Corp.	496	37,096
Ellie Mae, Inc.(a)	244	22,814
Genpact Ltd.	1,219	41,373
Global Payments, Inc.	142	15,872
Littelfuse, Inc.	226	49,119
Manhattan Associates, Inc.(a)	715	37,766

		204,040

MATERIALS (6.8%)
Avery Dennison Corp.	351	43,061
Axalta Coating Systems Ltd.(a)	959	30,208
International Flavors & Fragrances, Inc.	221	33,216

		106,485

REAL ESTATE (3.9%)
Digital Realty Trust, Inc., REIT	341	38,175
Jones Lang LaSalle, Inc.	148	23,140

		61,315

UTILITIES (3.2%)
American Water Works Co., Inc.	325	27,030
CMS Energy Corp.	518	23,181

		50,211

		1,368,451

Total Common Stocks		1,472,525

SHORT-TERM INVESTMENT (2.0%)
United States (2.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(b)	31,267	31,267

Total Short-Term Investment		31,267

Total Investments (Cost $1,181,911) —96.5%		1,503,792

Other Assets in Excess of Liabilities—3.5%		55,196

Net Assets—100.0%		$1,558,988

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
CANADA (6.0%)
Financials (2.1%)
Canadian Western Bank	260,313	$8,190,336

INDUSTRIALS (3.9%)
Canadian National Railway Co.	88,532	7,093,184
Ritchie Bros Auctioneers, Inc.	253,758	8,252,210

		15,345,394

		23,535,730

UNITED STATES (91.5%)
CONSUMER DISCRETIONARY (15.2%)
Amazon.com, Inc.(a)	9,428	13,678,991
BorgWarner, Inc.	174,866	9,837,961
Comcast Corp., Class A	221,190	9,407,211
PVH Corp.	66,104	10,251,408
Starbucks Corp.	122,963	6,985,528
TJX Cos., Inc. (The)	121,057	9,723,298

		59,884,397

CONSUMER STAPLES (11.1%)
Casey’s General Stores, Inc.(b)	46,980	5,689,748
Costco Wholesale Corp.	52,030	10,139,086
CVS Health Corp.(b)	87,633	6,895,841
Molson Coors Brewing Co., Class B	118,476	9,954,353
Philip Morris International, Inc.	103,981	11,149,883

		43,828,911

ENERGY (6.5%)
ConocoPhillips	135,788	7,985,692
EOG Resources, Inc.	85,315	9,811,225
Schlumberger Ltd.	103,103	7,586,319

		25,383,236

FINANCIALS (12.0%)
American International Group, Inc.	127,175	8,129,026
Charles Schwab Corp. (The)	177,383	9,461,609
Intercontinental Exchange, Inc.	155,856	11,508,407
M&T Bank Corp.	45,042	8,593,113
Regions Financial Corp.	492,447	9,469,756

		47,161,911

Health Care (9.0%)
Aetna, Inc.	41,065	7,671,763
Baxter International, Inc.	116,974	8,425,637
Cerner Corp.(a)	111,438	7,703,709
Gilead Sciences, Inc.	67,495	5,656,081
Globus Medical, Inc., Class A(a)	127,514	5,870,745

		35,327,935

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

INDUSTRIALS (8.4%)
Beacon Roofing Supply, Inc.(a)	118,687	$7,180,563
Equifax, Inc.	64,421	8,048,116
Snap-on, Inc.(b)	54,877	9,400,979
Verisk Analytics, Inc., Class A(a)	85,954	8,599,698

		33,229,356

INFORMATION TECHNOLOGY (21.2%)
Alphabet, Inc., Class A(a)	11,344	13,411,104
CDW Corp.	105,246	7,871,348
Cognizant Technology Solutions Corp., Class A	102,015	7,955,130
Manhattan Associates, Inc.(a)	148,388	7,837,854
Microsoft Corp.	127,595	12,122,801
Oracle Corp.	189,598	9,781,361
Texas Instruments, Inc.	95,411	10,463,724
Visa, Inc., Class A	114,397	14,211,539

		83,654,861

MATERIALS (6.6%)
Ecolab, Inc.	54,548	7,510,169
Praxair, Inc.	70,108	11,321,741
Sensient Technologies Corp.	97,965	7,038,785

		25,870,695

Real Estate (1.5%)
Jones Lang LaSalle, Inc.	38,743	6,057,468

		360,398,770

Total Common Stocks		383,934,500

SHORT-TERM INVESTMENT (2.6%)
United States (2.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	10,252,284	10,252,284

Total Short-Term Investment		10,252,284

Total Investments (Cost $300,617,638) —100.1%		394,186,784

Liabilities in Excess of Other Assets—(0.1)%		(368,288)

Net Assets—100.0%		$393,818,496

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,578,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)
Canada (6.4%)
Financials (3.2%)
Canadian Western Bank	2,019,865	$63,551,850

Industrials (3.2%)
Richelieu Hardware Ltd.	996,141	25,697,198
Ritchie Bros Auctioneers, Inc.	1,167,019	37,951,458

		63,648,656

		127,200,506

UNITED STATES (93.1%)
Consumer Discretionary (12.8%)
Core-Mark Holding Co., Inc.	1,184,958	26,175,722
Culp, Inc.	1,118,238	35,559,969
Fox Factory Holding Corp.(a)	959,698	36,804,418
G-III Apparel Group Ltd.(a)	1,223,992	45,716,101
LCI Industries	313,697	34,585,094
Lithia Motors, Inc., Class A	303,648	37,943,854
Meredith Corp.	600,653	39,727,190

		256,512,348

Consumer Staples (4.9%)
Cal-Maine Foods, Inc.(a)(b)	941,850	40,075,717
J&J Snack Foods Corp.	231,541	32,054,536
WD-40 Co.(b)	217,230	26,882,213

		99,012,466

Energy (2.4%)
Forum Energy Technologies, Inc.(a)	2,801,012	47,337,103

Financials (12.9%)
AMERISAFE, Inc.	376,817	22,891,633
Boston Private Financial Holdings, Inc.	3,043,998	46,877,569
Glacier Bancorp, Inc.	1,317,684	51,679,567
Univest Corp. of Pennsylvania	1,832,429	51,308,012
WisdomTree Investments, Inc.(b)	2,663,229	30,866,824
WSFS Financial Corp.	1,089,433	55,670,026

		259,293,631

Health Care (10.7%)
AMN Healthcare Services, Inc.(a)	720,633	38,661,960
Emergent BioSolutions, Inc.(a)	1,275,271	62,220,472
Globus Medical, Inc., Class A(a)	909,916	41,892,533
Prestige Brands Holdings, Inc.(a)	929,211	38,868,896
US Physical Therapy, Inc.	418,147	31,758,265

		213,402,126

Industrials (14.7%)
ABM Industries, Inc.	784,224	29,824,039
Beacon Roofing Supply, Inc.(a)	780,013	47,190,786

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Casella Waste Systems, Inc., Class A(a)	1,612,791	$41,255,194
Gibraltar Industries, Inc.(a)(b)	1,393,466	51,697,589
Heartland Express, Inc.	1,660,909	37,686,025
Multi-Color Corp.	528,693	40,973,707
RBC Bearings, Inc.(a)	199,684	25,160,184
US Ecology, Inc.	405,635	21,194,429

		294,981,953

Information Technology (19.3%)
Cabot Microelectronics Corp.	235,357	23,980,525
Ellie Mae, Inc.(a)	398,927	37,299,674
ExlService Holdings, Inc.(a)	831,471	50,511,863
Fair Isaac Corp.	290,923	50,230,765
Insight Enterprises, Inc.(a)	1,551,008	57,573,417
Littelfuse, Inc.	146,640	31,870,738
Manhattan Associates, Inc.(a)	856,885	45,260,666
Paylocity Holding Corp.(a)	438,077	22,907,046
Pegasystems, Inc.	718,449	36,533,132
Rogers Corp.(a)	178,798	29,462,334

		385,630,160

Materials (9.2%)
Kaiser Aluminum Corp.	397,223	43,789,864
Neenah, Inc.	565,402	51,168,881
Quaker Chemical Corp.	260,942	40,158,974
Sensient Technologies Corp.	672,517	48,320,346

		183,438,065

Real Estate (4.6%)
Healthcare Realty Trust, Inc., REIT	872,742	26,068,804
Marcus & Millichap, Inc.(a)	1,362,413	44,482,784
Physicians Realty Trust, REIT	1,343,298	21,895,757

		92,447,345

Telecommunication Services (1.6%)
Shenandoah Telecommunications Co.	928,707	31,576,038

		1,863,631,235

Total Common Stocks		1,990,831,741

SHORT-TERM INVESTMENT (1.0%)
United States (1.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	20,540,963	20,540,963

Total Short-Term Investment		20,540,963

Total Investments (Cost $1,735,809,635) —100.5%		2,011,372,704

Liabilities in Excess of Other Assets—(0.5)%		(9,516,289)

Net Assets—100.0%		$2,001,856,415

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $73,891,985. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (51.2%)
CHINA (8.6%)
Diversified Telecommunication Services (2.7%)
Proven Honour Capital Ltd. (USD), 4.13%, 05/19/2025 (a)	$200,000	$201,294

Electric Utilities (2.9%)
State Grid Overseas Investment 2016 Ltd. (USD), 3.50%, 05/04/2027 (a)	219,000	215,095

Real Estate (3.0%)
China Overseas Finance Cayman III Ltd. (USD), 5.38%, 10/29/2023 (a)	200,000	216,483

		632,872

HONG KONG (10.8%)
Commercial Services & Supplies (1.6%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	118,000	117,434

Electric Utilities (2.6%)
Hongkong Electric Finance Ltd. (USD), 2.88%, 05/03/2026 (a)	200,000	189,181

Holding Companies-Diversified Operations (2.9%)
Hutchison Whampoa International 11 Ltd. (USD), 4.63%, 01/13/2022 (a)	200,000	210,346

Real Estate Investment Trust (REIT) Funds (3.7%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	278,000	274,956

		791,917

INDIA (14.9%)
Commercial Banks (11.3%)
ICICI Bank Ltd. (INR), 9.15%, 08/06/2024	50,000,000	827,386

Oil, Gas & Consumable Fuels (3.6%)
Reliance Industries Ltd. (USD), 4.13%, 01/28/2025 (a)	260,000	264,972

		1,092,358

MALAYSIA (5.6%)
Commercial Banks (2.8%)
Malayan Banking Bhd (USD), 3.91%, 10/29/2026 (a)	200,000	202,942

Diversified Financial Services (2.8%)
Cagamas Bhd
Series P6 (MYR), 5.80%, 08/08/2018	200,000	51,895
Series IMTN (MYR), 4.05%, 12/20/2018	600,000	154,420

		206,315

		409,257

REPUBLIC OF SOUTH KOREA (4.0%)
Auto Manufacturers (1.3%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	100,000	98,603

Electric Utilities (2.7%)
Korea East-West Power Co. Ltd., REGS (USD), 2.50%, 06/02/2020 (a)	200,000	197,411

		296,014

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

SINGAPORE (2.7%)
Commercial Banks (2.7%)
United Overseas Bank Ltd. (USD), 3.50%, 09/16/2026 (a)	$200,000	$200,086

THAILAND (4.6%)
Chemicals (1.1%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	80,000	82,863

Commercial Banks (3.5%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	50,000	70,204
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)	179,000	183,451

		253,655

		336,518

Total Corporate Bonds		3,759,022

GOVERNMENT BONDS (28.2%)
CHINA (2.1%)
China Government Bond (CNH), 3.40%, 12/12/2019	1,000,000	156,950

INDIA (4.5%)
India Government Bond (INR), 8.17%, 12/01/2044	20,000,000	327,651

INDONESIA (10.3%)
Indonesia Government International Bond (USD), 5.25%, 01/08/2047 (a)	200,000	221,573
Indonesia Treasury Bond, Series FR63 (IDR), 5.63%, 05/15/2023	7,199,999,999	539,063

		760,636

MALAYSIA (7.7%)
Malaysia Government Bond
Series 0517 (MYR), 3.44%, 02/15/2021	700,000	179,876
Series 0314 (MYR), 4.05%, 09/30/2021	400,000	104,107
Series 0317 (MYR), 4.76%, 04/07/2037	400,000	104,261
Series 0216 (MYR), 4.74%, 03/15/2046	700,000	175,730

		563,974

SRI LANKA (3.6%)
Sri Lanka Government Bond
Series A (LKR), 10.75%, 01/15/2019	15,000,000	98,953
(LKR), 10.60%, 09/15/2019	25,000,000	166,016

		264,969

Total Government Bonds		2,074,180

SHORT-TERM INVESTMENT (17.5%)
UNITED STATES (17.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(b)	1,284,708	1,284,708

Total Short-Term Investment		1,284,708

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

Total Investments (Cost $7,048,100) —96.9%	7,117,910

Other Assets in Excess of Liabilities—3.1%	226,750

Net Assets—100.0%	$7,344,660

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

AUD	Australian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%—2 year	2	03/29/2018	$429,157	$426,469	$(2,688)
United States Treasury Note 6%—5 year	5	03/29/2018	583,516	573,555	(9,961)
United States Treasury Note 6%—Ultra Long	1	03/20/2018	166,797	161,937	(4,859)

					$(17,508)

SHORT CONTRACT POSITIONS
United States Treasury Note 6%—10 year	(17)	03/20/2018	$(2,116,983)	$(2,066,828)	$50,155
United States Treasury Note 6%—5 year	(5)	03/29/2018	(582,277)	(573,555)	8,722

					$58,877

					$41,369

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Asia Bond Fund

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
03/01/2018	Standard Chartered Bank	AUD	131,865	USD	100,000	$106,243	$6,243
Chinese Renminbi/United States Dollar
04/27/2018	Goldman Sachs	CNY	3,030,341	USD	476,000	479,302	3,302
04/27/2018	HSBC Bank	CNY	3,182,350	USD	500,000	503,345	3,345
Hong Kong Dollar/United States Dollar
03/08/2018	Standard Chartered Bank	HKD	1,951,931	USD	250,048	249,724	(324)
Indian Rupee/United States Dollar
02/09/2018	BNP Paribas	INR	51,893,920	USD	800,000	815,349	15,349
Indonesian Rupiah/United States Dollar
02/26/2018	Credit Suisse International	IDR	10,233,750,000	USD	750,001	763,099	13,098
Philippine Peso/United States Dollar
03/23/2018	Goldman Sachs	PHP	15,297,900	USD	300,000	297,582	(2,418)
Singapore Dollar/United States Dollar
03/08/2018	Goldman Sachs	SGD	1,196,110	USD	886,366	912,491	26,125
South Korean Won/United States Dollar
04/06/2018	HSBC Bank	KRW	1,276,146,000	USD	1,200,000	1,197,517	(2,483)
04/06/2018	UBS	KRW	212,227,840	USD	200,000	199,152	(848)
Thai Baht/United States Dollar
03/06/2018	Goldman Sachs	THB	19,580,000	USD	601,759	625,911	24,152

						$6,149,715	$85,541

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/27/2018	Standard Chartered Bank	USD	312,815	AUD	416,744	$335,770	$(22,955)
United States Dollar/Chinese Renminbi
04/27/2018	Goldman Sachs	USD	188,494	CNY	1,200,000	189,801	(1,307)
United States Dollar/Hong Kong Dollar
03/08/2018	UBS	USD	899,508	HKD	7,021,755	898,341	1,167
United States Dollar/Indian Rupee
02/09/2018	BNP Paribas	USD	300,000	INR	19,460,220	305,756	(5,756)
United States Dollar/Indonesian Rupiah
02/26/2018	Credit Suisse International	USD	600,000	IDR	8,187,000,000	610,479	(10,479)

						$2,340,147	$(39,330)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (22.3%)
AZERBAIJAN (1.2%)
Energy Equipment & Services (1.2%)
Southern Gas Corridor CJSC (USD), 6.88%, 03/24/2026 (a)(b)	$250,000	$285,888

BRAZIL (1.5%)
Commercial Banks (0.6%)
Caixa Economica Federal (USD), 4.25%, 05/13/2019 (a)	150,000	151,650

Engineering & Construction (0.1%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(c)	200,000	13,000

Oil, Gas & Consumable Fuels (0.8%)
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	190,000	203,081

		367,731

CHILE (1.2%)
Airlines (0.4%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (d)	107,780	108,426

Electric Utilities (0.8%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(d)	200,000	201,317

		309,743

COLOMBIA (0.8%)
Commercial Banks (0.8%)
Bancolombia SA (USD), 4.88%, 10/18/2027	200,000	198,800

GEORGIA (1.8%)
Transportation (1.8%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	400,000	446,920

INDIA (1.9%)
Sovereign Agency (1.9%)
National Highways Authority of India, REGS (INR), 7.30%, 05/18/2022 (a)	30,000,000	473,514

INDONESIA (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	290,000	327,015

KAZAKHSTAN (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(d)	200,000	199,188

KUWAIT (0.8%)
Chemicals (0.8%)
Equate Petrochemical BV (USD), 4.25%, 11/03/2026 (a)	200,000	202,505

MEXICO (2.8%)
Holding Companies-Diversified Operations (0.9%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	200,000	215,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Oil, Gas & Consumable Fuels (1.9%)
Petroleos Mexicanos
(USD), 6.38%, 01/23/2045	$70,000	$70,105
(USD), 5.63%, 01/23/2046	240,000	220,800
(USD), 6.75%, 09/21/2047	80,000	83,600
Petroleos Mexicanos, 3-month LIBOR + 3.650% (USD), 5.19%, 03/11/2022 (a)(e)	100,000	110,175

		484,680

		700,180

MOROCCO (1.4%)
Chemicals (1.4%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	300,000	351,060

NETHERLANDS (0.8%)
Diversified Telecommunication Services (0.8%)
VEON Holdings BV (USD), 4.95%, 06/16/2024 (a)	200,000	200,800

PANAMA (0.8%)
Commercial Banks (0.8%)
Global Bank Corp. (USD), 4.50%, 10/20/2021 (a)	200,000	203,340

PERU (0.9%)
Metals & Mining (0.9%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	212,000

RUSSIA (0.8%)
Diversified Financial Services (0.8%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	200,000	209,884

UNITED ARAB EMIRATES (2.4%)
Energy Equipment & Services (0.8%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(d)	200,000	201,010

Investment Companies (0.8%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	200,000	206,008

Real Estate (0.8%)
MAF Global Securities Ltd. (USD), 5.50%, 09/07/2022 (a)(f)	200,000	203,440

		610,458

VENEZUELA (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(c)(d)	1,057,234	248,450
REGS (USD), 6.00%, 11/15/2026 (a)(c)(d)	158,153	36,217

		284,667

Total Corporate Bonds		5,583,693

GOVERNMENT BONDS (70.0%)
ARGENTINA (6.6%)
Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate (ARS), 27.78%, 06/21/2020 (e)	5,400,000	305,114
Argentine Bonos del Tesoro (ARS), 18.20%, 10/03/2021	1,050,000	55,901

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022	$237,000	$242,807
(USD), 7.50%, 04/22/2026	790,000	867,420
(EUR), 7.82%, 12/31/2033 (d)	86,695	124,868
(USD), 0.00%, 12/15/2035 (e)	600,000	61,200

		1,657,310

ARMENIA (0.9%)
Republic of Armenia International Bond (USD), 7.15%, 03/26/2025 (a)	200,000	229,100

BAHRAIN (0.9%)
Bahrain Government International Bond (USD), 7.00%, 10/12/2028 (a)	210,000	213,891

BRAZIL (4.9%)
Brazil Notas do Tesouro Nacional Serie F (BRL), 10.00%, 01/01/2029	240,000	75,854
Brazil Notas do Tesouro Nacional Series F, Series F (BRL), 10.00%, 01/01/2025	2,150,000	689,384
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2027	1,480,000	471,547

		1,236,785

CROATIA (0.4%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	100,000	108,127

DOMINICAN REPUBLIC (3.6%)
Dominican Republic International Bond
(USD), 5.88%, 04/18/2024 (a)(d)	200,000	214,000
(USD), 6.88%, 01/29/2026 (a)	290,000	328,425
(USD), 7.45%, 04/30/2044 (a)	100,000	118,250
(USD), 6.85%, 01/27/2045 (a)	220,000	244,750

		905,425

ECUADOR (3.8%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	488,250
(USD), 8.75%, 06/02/2023 (a)	200,000	220,000
(USD), 8.88%, 10/23/2027 (a)	220,000	239,525

		947,775

EGYPT (0.8%)
Egypt Government International Bond (USD), 6.13%, 01/31/2022 (a)	200,000	211,764

EL SALVADOR (1.2%)
El Salvador Government International Bond (USD), 5.88%, 01/30/2025 (a)	292,000	292,730

GHANA (1.6%)
Ghana Government International Bond (USD), 10.75%, 10/14/2030 (a)(d)	300,000	408,210

GUATEMALA (0.9%)
Guatemala Government Bond (USD), 5.75%, 06/06/2022 (a)	200,000	213,318

HONDURAS (1.3%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)(d)	290,000	326,250

HUNGARY (0.4%)
Hungary Government International Bond (USD), 6.38%, 03/29/2021	100,000	110,100

INDONESIA (3.6%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	410,000	462,574
Indonesia Treasury Bond
Series FR68 (IDR), 8.38%, 03/15/2034	2,600,000,000	220,219
Series FR72 (IDR), 8.25%, 05/15/2036	249,000,000	20,923

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Perusahaan Penerbit SBSN Indonesia III (USD), 3.40%, 03/29/2022 (a)	$200,000	$201,000

		904,716

IVORY COAST (0.0%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(d)(g)	1,100	1,091

JORDAN (0.8%)
Jordan Government International Bond (USD), 6.13%, 01/29/2026 (a)	200,000	208,215

LEBANON (2.4%)
Lebanon Government International Bond
(USD), 6.10%, 10/04/2022 (a)	150,000	149,800
(USD), 6.85%, 03/23/2027 (a)	250,000	247,038
(USD), 6.75%, 11/29/2027 (a)	220,000	215,169

		612,007

MEXICO (1.6%)
Mexico Government International Bond (USD), 6.05%, 01/11/2040	340,000	394,400

MONGOLIA (0.9%)
Mongolia Government International Bond (USD), 10.88%, 04/06/2021 (a)	200,000	236,407

NIGERIA (1.8%)
Nigeria Government International Bond
(USD), 7.88%, 02/16/2032 (a)	200,000	225,820
144A (USD), 7.63%, 11/28/2047 (a)	220,000	235,016

		460,836

OMAN (1.0%)
Oman Government International Bond, 144A (USD), 6.75%, 01/17/2048 (a)	240,000	244,080

PAKISTAN (1.0%)
Pakistan Government International Bond, 144A (USD), 6.88%, 12/05/2027 (a)	240,000	242,316

PARAGUAY (2.2%)
Paraguay Government International Bond
(USD), 4.70%, 03/27/2027 (a)	200,000	207,750
(USD), 6.10%, 08/11/2044 (a)	300,000	342,750

		550,500

PERU (1.5%)
Peru Government Bond (PEN), 6.15%, 08/12/2032 (a)	180,000	62,070
Peruvian Government International Bond
(USD), 7.13%, 03/30/2019	80,000	84,280
(PEN), 6.95%, 08/12/2031 (a)	630,000	233,319

		379,669

RUSSIA (5.3%)
Russian Federal Bond—OFZ
Series 6204 (RUB), 7.50%, 03/15/2018	14,000,000	249,513
Series 6218 (RUB), 8.50%, 09/17/2031	11,600,000	226,539
Russian Foreign Bond—Eurobond
(USD), 5.25%, 06/23/2047 (a)	600,000	631,500
REGS (USD), 5.25%, 06/23/2047 (a)	200,000	210,500

		1,318,052

RWANDA (1.1%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	262,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SENEGAL (0.9%)
Senegal Government International Bond (USD), 6.25%, 07/30/2024 (a)	$200,000	$212,720

SERBIA (2.5%)
Serbia International Bond (USD), 7.25%, 09/28/2021 (a)	560,000	633,440

SOUTH AFRICA (1.7%)
Republic of South Africa Government International Bond (USD), 5.88%, 05/30/2022	390,000	425,451

SRI LANKA (0.4%)
Sri Lanka Government International Bond (USD), 6.25%, 10/04/2020 (a)	100,000	105,033

TANZANIA (0.5%)
Tanzania Government International Bond, 6-month USD LIBOR + 6.00% (USD), 7.45%, 03/09/2020 (a)(d)(e)	111,111	116,528

TURKEY (4.5%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	290,000	332,122
(USD), 4.88%, 10/09/2026	550,000	536,030
(USD), 6.00%, 03/25/2027	240,000	252,240

		1,120,392

UKRAINE (4.4%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2020 (a)	100,000	107,352
(USD), 7.75%, 09/01/2021 (a)	200,000	217,680
(USD), 7.75%, 09/01/2024 (a)	500,000	541,040
(USD), 7.75%, 09/01/2026 (a)	120,000	128,249
(USD), 0.00%, 05/31/2040 (a)(e)	165,000	112,057

		1,106,378

URUGUAY (2.1%)
Uruguay Government International Bond
(UYU), 9.88%, 06/20/2022 (a)	5,870,000	214,357
(USD), 4.38%, 10/27/2027 (d)	80,000	84,880
(USD), 5.10%, 06/18/2050 (d)	200,000	217,300

		516,537

VENEZUELA (0.2%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(c)	165,000	44,550

VIETNAM (0.5%)
Vietnam Government International Bond (USD), 6.75%, 01/29/2020 (a)	110,000	117,360

ZAMBIA (1.8%)
Zambia Government International Bond
(USD), 8.50%, 04/14/2024 (a)	200,000	219,183
(USD), 8.97%, 07/30/2027 (a)(d)	200,000	221,846

		441,029

Total Government Bonds		17,514,992

SHORT-TERM INVESTMENT (6.7%)
UNITED STATES (6.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(h)	1,662,591	1,662,591

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Total Short-Term Investment	1,662,591

Total Investments (Cost $24,100,179) —99.0%	24,761,276

Other Assets in Excess of Liabilities—1.0%	257,227

Net Assets—100.0%	$25,018,503

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	This security is government guaranteed.
(c)	Security is in default.
(d)	Sinkable security.
(e)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.
(f)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro Currency
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Sol
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Chinese Yuan Renminbi/United States Dollar
02/22/2018	Deutsche Bank	CNY	1,473,000	USD	220,310	$233,808	$13,498
Colombian Peso/United States Dollar
02/22/2018	Deutsche Bank	COP	684,569,000	USD	239,277	240,980	1,703
South Korean Won/United States Dollar
02/22/2018	Deutsche Bank	KRW	258,734,000	USD	240,013	242,506	2,493

						$717,294	$17,694

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Brazilian Real
02/22/2018	Deutsche Bank	USD	474,413	BRL	1,566,000	$490,423	$(16,010)
United States Dollar/Chinese Yuan Renminbi
02/22/2018	Deutsche Bank	USD	220,427	CNY	1,473,000	233,809	(13,382)
United States Dollar/Colombian Peso
02/22/2018	Deutsche Bank	USD	225,559	COP	684,569,000	240,980	(15,421)
United States Dollar/Euro
04/10/2018	Goldman Sachs	USD	163,647	EUR	135,000	168,361	(4,714)
United States Dollar/Hungarian Forint
04/10/2018	Citibank	USD	240,413	HUF	61,142,000	245,636	(5,223)
United States Dollar/South Korean Won
02/22/2018	Deutsche Bank	USD	235,748	KRW	258,734,000	242,506	(6,758)

						$1,621,715	$(61,508)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
UNITED STATES (0.9%)
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	$138,000	$114,610

Total Commercial Mortgage-Backed Securities		114,610

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.2%)
UNITED STATES (0.2%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 3.55%, 12/26/2037 (a)(b)	14,253	14,255
JP Morgan Resecuritization Trust, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	3,843	3,854

		18,109

Total Residential Mortgage-Backed Securities		18,109

CORPORATE BONDS (81.5%)
ARGENTINA (0.3%)
Media (0.3%)
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	30,000	31,649

AUSTRALIA (3.1%)
Commercial Banks (2.0%)
National Australia Bank Ltd. (USD), 2.25%, 03/16/2021 (a)	250,000	246,223

Metals & Mining (1.1%)
BHP Billiton Finance Ltd. (EUR), 4.75%, 04/22/2076 (a)	100,000	139,519

		385,742

BRAZIL (2.2%)
Food Products (1.7%)
Marfrig Holdings Europe BV (USD), 6.88%, 06/24/2019 (a)	200,000	206,140

Oil, Gas & Consumable Fuels (0.5%)
Petrobras Global Finance BV (USD), 5.30%, 01/27/2025 (a)	68,000	68,425

		274,565

CANADA (2.4%)
Metals & Mining (1.3%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020 (a)	100,000	160,613

Oil, Gas & Consumable Fuels (1.1%)
Cenovus Energy, Inc. (USD), 3.00%, 08/15/2022	137,000	134,446

		295,059

CHINA (1.9%)
Commercial Banks (1.9%)
Industrial & Commercial Bank of China Ltd. (USD), 2.45%, 10/20/2021	250,000	243,035

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

FRANCE (3.7%)
Commercial Banks (2.3%)
Credit Agricole SA, FRN (GBP), 3M GBP LIBOR + 6.146%, 8.13%, 10/26/2019 (a)(b)(c)	$50,000	$78,335
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(c)	150,000	212,659

		290,994

Insurance (1.4%)
CNP Assurances (GBP), 7.38%, 09/30/2041 (a)	100,000	168,465

		459,459

GERMANY (2.5%)
Diversified Telecommunication Services (1.3%)
Deutsche Telekom International Finance BV (USD), 2.82%, 01/19/2022 (a)	170,000	168,271

Insurance (1.2%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (GBP), 7.63%, 06/21/2028	100,000	145,459

		313,730

HONG KONG (1.0%)
Holding Companies-Diversified Operations (1.0%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(c)	100,000	125,237

INDIA (1.6%)
Sovereign Agency (1.6%)
Export-Import Bank of India (USD), 2.75%, 04/01/2020 (a)	200,000	198,847

ITALY (1.1%)
Commercial Banks (1.1%)
Intesa Sanpaolo SpA (USD), 6.50%, 02/24/2021 (a)	120,000	131,317

KUWAIT (1.6%)
Chemicals (1.6%)
Equate Petrochemical BV (USD), 3.00%, 03/03/2022 (a)	200,000	196,314

LUXEMBOURG (3.6%)
Diversified Telecommunication Services (1.1%)
SES SA, Series (EUR), 5 year EUR Swap + 5.401%, 5.63%, 01/29/2024 (a)(b)(c)	100,000	138,544

Media (1.5%)
Altice Luxembourg SA (USD), 7.75%, 05/15/2022 (a)	200,000	192,000

Real Estate Investment Trust (REIT) Funds (1.0%)
SELP Finance Sarl (EUR), 1.25%, 10/25/2023 (a)	100,000	124,115

		454,659

MEXICO (1.7%)
Diversified Telecommunication Services (1.0%)
America Movil SAB de CV, Series A (EUR), 5.13%, 09/06/2073 (a)	100,000	127,631

Oil, Gas & Consumable Fuels (0.7%)
Petroleos Mexicanos, 3-month LIBOR + 3.650% (USD), 5.19%, 03/11/2022 (a)(b)	78,000	85,937

		213,568

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

NETHERLANDS (8.0%)
Auto Manufacturers (1.1%)
Volkswagen International Finance NV (EUR), 3.88%, 09/04/2018 (a)(c)	$110,000	$139,313

Commercial Banks (4.9%)
Cooperatieve Rabobank UA
(USD), 11.00%, 06/30/2019 (a)(c)	140,000	154,690
(AUD), 4.25%, 10/13/2021 (a)	100,000	84,120
ING Bank NV (GBP), 6.88%, 05/29/2023 (a)	115,000	166,254
ING Groep NV, 3-month LIBOR + 1.150% (USD), 2.84%, 03/29/2022 (b)	200,000	204,162

		609,226

Diversified Telecommunication Services (1.0%)
Koninklijke KPN NV (EUR), 6.13%, 09/14/2018 (a)(c)	100,000	128,500

Real Estate (1.0%)
ATF Netherlands BV (EUR), 1.50%, 05/03/2022 (a)	100,000	128,564

		1,005,603

REPUBLIC OF SOUTH KOREA (0.5%)
Sovereign Agency (0.5%)
Export-Import Bank of Korea (AUD), 4.25%, 05/21/2020 (a)	80,000	66,083

RUSSIA (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Gazprom OAO Via Gaz Capital SA (USD), 8.15%, 04/11/2018 (a)	100,000	100,978
Lukoil International Finance BV (USD), 3.42%, 04/24/2018 (a)	200,000	200,113

		301,091

SWEDEN (2.7%)
Auto Manufacturers (1.1%)
Volvo Treasury AB (EUR), 4.20%, 06/10/2075 (a)	100,000	133,726

Commercial Banks (1.6%)
Nordea Bank AB (USD), 5 year USD ICE Swap + 3.563%, 5.50%, 09/23/2019 (a)(b)(c)	200,000	204,000

		337,726

SWITZERLAND (0.8%)
Insurance (0.8%)
Zurich Finance UK PLC (GBP), 6.63%, 10/02/2022 (c)	57,000	96,450

UNITED KINGDOM (10.2%)
Auto Manufacturers (1.2%)
Jaguar Land Rover Automotive PLC (USD), 5.63%, 02/01/2023 (a)	150,000	153,657

Commercial Banks (4.3%)
Barclays PLC (EUR), 2.63%, 11/11/2025 (a)	100,000	130,028
HBOS Capital Funding LP (GBP), 6.46%, 11/30/2018 (a)(c)	50,000	73,690
HSBC Holdings PLC (USD), 3.26%, 03/13/2023	200,000	200,492
National Westminster Bank PLC (GBP), 6.50%, 09/07/2021	80,000	131,227

		535,437

Electric Utilities (1.2%)
SSE PLC (GBP), 3.88%, 09/10/2020 (a)(c)	100,000	147,935

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Food Products (1.2%)
Tesco PLC (GBP), 5.50%, 12/13/2019	$100,000	$152,808

Insurance (1.2%)
Aviva PLC (GBP), 6.88%, 11/21/2019 (c)	40,000	61,849
Legal & General Group PLC (GBP), 10.00%, 07/23/2041 (a)	50,000	89,863

		151,712

Metals & Mining (1.1%)
Anglo American Capital PLC (EUR), 3.50%, 03/28/2022 (a)	100,000	137,614

		1,279,163

UNITED STATES (30.2%)
Auto Manufacturers (2.9%)
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	214,401
General Motors Financial Co., Inc., 3-month LIBOR + 0.540% (USD), 1.93%, 11/06/2020 (b)	154,000	153,898

		368,299

Chemicals (1.3%)
Sherwin-Williams Co. (The) (USD), 2.25%, 05/15/2020	160,000	158,512

COMMERCIAL BANKS (5.3%)
Bank of America Corp., 3-month LIBOR + 1.180% (USD), 2.92%, 10/21/2022 (b)	140,000	143,691
Citigroup, Inc., Series MPLE (CAD), 3.39%, 11/18/2021	100,000	83,160
JPMorgan Chase & Co.
Series V (USD), 5.00%, 07/01/2019 (c)	60,000	60,900
(USD), 2.78%, 04/25/2023 (b)	160,000	157,868
Morgan Stanley, 3-month LIBOR + 1.140% (USD), 3.77%, 01/24/2029 (b)	64,000	64,434
Morgan Stanley, 3-month LIBOR + 1.400% (USD), 3.14%, 10/24/2023 (b)	150,000	155,250

		665,303

Computers & Peripherals (1.7%)
Dell International LLC / EMC Corp. (USD), 3.48%, 06/01/2019 (a)	130,000	131,149
EMC Corp. (USD), 1.88%, 06/01/2018	80,000	79,665

		210,814

Diversified Telecommunication Services (3.1%)
AT&T, Inc.
(USD), 3.20%, 03/01/2022	100,000	100,250
(EUR), 0.52%, 09/04/2023 (b)	100,000	127,235
Verizon Communications, Inc., 3-month LIBOR + 1.000% (USD), 2.60%, 03/16/2022 (b)	159,000	162,285

		389,770

Electric Utilities (1.8%)
Dominion Energy, Inc. (USD), 2.96%, 07/01/2019 (d)	155,000	155,749
Exelon Corp. (USD), 3.50%, 06/01/2022	69,000	69,469

		225,218

Energy Equipment & Services (1.6%)
Energy Transfer LP (USD), 5.20%, 02/01/2022	50,000	53,200
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,308
MPLX LP (USD), 4.50%, 07/15/2023	55,000	57,471
Sabine Pass Liquefaction LLC
(USD), 5.63%, 03/01/2025	25,000	27,328

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

(USD), 4.20%, 03/15/2028	$37,000	$37,218

		197,525

Food Products (1.6%)
General Mills, Inc. (USD), 2.60%, 10/12/2022	58,000	56,903
Kraft Heinz Foods Co., 3-month LIBOR + 0.570%, FRN (USD), 1.98%, 02/10/2021 (b)	140,000	140,400

		197,303

Gas Utilities (0.3%)
Sempra Energy (USD), 2.40%, 02/01/2020	41,000	40,861

Insurance (0.4%)
American International Group, Inc. (USD), 4.13%, 02/15/2024	50,000	51,928

Internet (1.5%)
eBay, Inc., 3-month LIBOR + 0.870% (USD), 2.64%, 01/30/2023 (b)	180,000	181,015

Media (1.3%)
Walt Disney Co. (The)
Series MPLE (CAD), 2.76%, 10/07/2024	170,000	135,900
(USD), 7.55%, 07/15/2093	25,000	29,928

		165,828

Oil & Gas Services (0.8%)
Halliburton Co. (USD), 3.50%, 08/01/2023	98,000	99,497

Oil, Gas & Consumable Fuels (0.5%)
Continental Resources, Inc. (USD), 5.00%, 09/15/2022	60,000	60,750

Pharmaceutical (3.4%)
Actavis, Inc. (USD), 3.25%, 10/01/2022	65,000	64,661
Express Scripts Holding Co. (USD), 2.25%, 06/15/2019	70,000	69,725
Express Scripts Holding Co., 3-month LIBOR + 0.750% (USD), 2.23%, 11/30/2020 (b)	150,000	150,122
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	138,184

		422,692

Real Estate Investment Trust (REIT) Funds (0.4%)
Crown Castle International Corp. (USD), 2.25%, 09/01/2021	47,000	45,862

Retail (0.3%)
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	43,320

Semiconductors (0.8%)
Intel Corp. (USD), 2.88%, 05/11/2024	70,000	69,392
Texas Instruments, Inc. (USD), 2.63%, 05/15/2024	36,000	35,186

		104,578

Transportation (1.2%)
Penske Truck Leasing Co. LP / PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	150,000	151,101

		3,780,176

Total Corporate Bonds		10,189,473

GOVERNMENT BONDS (3.2%)
SWEDEN (1.6%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)	200,000	198,904

TURKEY (1.6%)
Turkey Government International Bond (USD), 6.75%, 04/03/2018	200,000	201,350

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Total Government Bonds		400,254

GOVERNMENT AGENCIES (1.7%)
INDONESIA (1.7%)
Pertamina Persero PT (USD), 5.25%, 05/23/2021 (a)	$200,000	$212,832

Total Government Agencies		212,832

SHORT-TERM INVESTMENT (9.8%)
UNITED STATES (9.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(e)	1,225,582	1,225,582

Total Short-Term Investment		1,225,582

Total Investments (Cost $11,864,017) —97.3%		12,160,860

Other Assets in Excess of Liabilities—2.7%		336,173

Net Assets—100.0%		$12,497,033

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Limited Company
SEK	Swedish Krona
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At January 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
Euro Bund Futures	7	03/08/2018	$1,357,242	$1,380,280	$(17,121)
Euro BUXL Futures-30 year	2	03/08/2018	402,122	401,617	(1,593)
United States Treasury Note 6%—2 year	16	03/29/2018	3,417,975	3,411,750	(6,225)

					$(24,939)

SHORT CONTRACT POSITIONS
Canadian Government Bond-10 year	(1)	03/20/2018	$(107,499)	$(107,504)	$3,697
Euro Bobl Futures	(14)	03/08/2018	(2,251,543)	(2,267,442)	18,419
Euro BTP Futures	(2)	03/08/2018	(330,046)	(337,652)	8,145
Euro OAT Futures	(7)	03/08/2018	(1,302,978)	(1,329,091)	36,067
Euro Schatz Futures	(5)	03/08/2018	(666,131)	(694,088)	1,643
Japan Government 10 Year Bond Mini Futures	(4)	03/12/2018	(535,379)	(550,847)	2,015
Long Gilt Futures	(2)	03/27/2018	(331,818)	(346,841)	5,935
United States Treasury Note 6%—10 year	(3)	03/20/2018	(373,962)	(364,735)	9,227
United States Treasury Note 6%—5 year	(50)	03/29/2018	(5,800,570)	(5,735,547)	65,023
United States Treasury Note 6%—Long Bond	(1)	03/20/2018	(151,842)	(147,813)	4,029
United States Treasury Note 6%—Ultra Long	(1)	03/20/2018	(130,247)	(130,203)	44

					$154,244

					$129,305

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/22/2018	JPMorgan Chase	AUD	16,000	USD	12,712	$12,891	$179
British Pound/United States Dollar
02/22/2018	Barclays Bank	GBP	6,000	USD	8,102	8,525	423
02/22/2018	Citibank	GBP	100,000	USD	132,354	142,088	9,734
04/10/2018	Deutsche Bank	GBP	123,000	USD	171,502	175,099	3,597
Canadian Dollar/United States Dollar
02/22/2018	JPMorgan Chase	CAD	98,125	USD	76,864	79,797	2,933
02/22/2018	Royal Bank of Canada	CAD	33,000	USD	25,735	26,836	1,101
Czech Koruna/United States Dollar
02/22/2018	Citibank	CZK	3,165,000	USD	146,751	155,652	8,901
Euro/United States Dollar
02/22/2018	Deutsche Bank	EUR	5,000	USD	5,940	6,215	275
02/22/2018	Morgan Stanley	EUR	104,000	USD	126,398	129,282	2,884
02/22/2018	Royal Bank of Canada	EUR	44,000	USD	53,071	54,696	1,625
02/22/2018	UBS	EUR	33,000	USD	39,090	41,022	1,932
04/10/2018	Deutsche Bank	EUR	117,000	USD	145,411	145,913	502
04/10/2018	UBS	EUR	112,000	USD	138,165	139,677	1,512
Japanese Yen/United States Dollar
02/22/2018	JPMorgan Chase	JPY	8,622,556	USD	76,587	79,069	2,482
Mexican Peso/United States Dollar
02/22/2018	Morgan Stanley	MXN	2,564,000	USD	131,759	137,318	5,559
Swedish Krona/United States Dollar
02/22/2018	Citibank	SEK	5,447,000	USD	652,413	692,173	39,760
Swiss Franc/United States Dollar
02/22/2018	Morgan Stanley	CHF	210,000	USD	213,172	225,968	12,796

						$2,252,221	$96,195

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Australian Dollar
02/22/2018	Royal Bank of Canada	USD	176,834	AUD	233,000	$187,732	$(10,898)
02/22/2018	UBS	USD	12,897	AUD	17,000	13,697	(800)
04/10/2018	JPMorgan Chase	USD	138,007	AUD	176,000	141,794	(3,787)
United States Dollar/Brazilian Real
02/22/2018	Goldman Sachs	USD	144,149	BRL	475,000	148,755	(4,606)
United States Dollar/British Pound
04/10/2018	Deutsche Bank	USD	1,590,582	GBP	1,171,000	1,666,997	(76,415)
04/10/2018	JPMorgan Chase	USD	12,733	GBP	9,000	12,812	(79)
04/10/2018	Royal Bank of Canada	USD	19,513	GBP	14,000	19,930	(417)
United States Dollar/Canadian Dollar
02/22/2018	Citibank	USD	153,762	CAD	196,000	159,391	(5,629)
04/10/2018	Citibank	USD	222,648	CAD	278,000	226,201	(3,553)
United States Dollar/Chinese Yuan Renminbi
02/22/2018	Citibank	USD	201,558	CNY	1,346,000	213,650	(12,092)
United States Dollar/Euro
02/22/2018	Barclays Bank	USD	11,920	EUR	10,000	12,431	(511)
02/22/2018	Citibank	USD	125,706	EUR	105,000	130,525	(4,819)
02/22/2018	Morgan Stanley	USD	1,142,072	EUR	965,000	1,199,590	(57,518)
04/10/2018	Deutsche Bank	USD	2,100,337	EUR	1,733,000	2,161,256	(60,919)
United States Dollar/Israeli Shekel
02/22/2018	Citibank	USD	133,261	ILS	468,000	136,997	(3,736)
United States Dollar/Japanese Yen
02/22/2018	Royal Bank of Canada	USD	327,016	JPY	36,820,000	337,638	(10,622)
United States Dollar/Swedish Krona
02/22/2018	JPMorgan Chase	USD	37,983	SEK	304,000	38,631	(648)

						$6,808,027	$(257,049)

At January 31, 2018, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/Canadian Dollar
02/22/2018	JPMorgan Chase	AUD	256,000	CAD	248,786	$194,522	$198,468	$3,946
British Pound/Euro
02/22/2018	Deutsche Bank	GBP	97,641	EUR	109,000	129,178	132,416	3,238
Canadian Dollar/Australian Dollar
02/22/2018	JPMorgan Chase	CAD	243,307	AUD	247,000	189,300	188,150	(1,150)
Canadian Dollar/Swiss Franc
02/22/2018	Deutsche Bank	CAD	412,235	CHF	314,767	333,861	330,397	(3,464)
Czech Koruna/Euro
03/27/2018	Royal Bank of Canada	CZK	12,297,054	EUR	462,000	489,216	519,621	30,405
Euro/Australian Dollar
04/10/2018	Barclays Bank	EUR	8,462	AUD	13,000	10,135	10,214	79
Euro/British Pound
02/22/2018	Morgan Stanley	EUR	109,000	GBP	96,466	128,500	126,932	(1,568)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Euro/Czech Koruna
02/22/2018	UBS	EUR	16,261	CZK	414,000	19,270	$19,124	$(146)
03/27/2018	Citibank	EUR	457,230	CZK	12,297,054	497,901	461,554	(36,347)
Euro/Israeli Shekel
02/22/2018	Citibank	EUR	218,000	ILS	910,792	256,313	260,693	4,380
Euro/Japanese Yen
02/22/2018	JPMorgan Chase	EUR	56,000	JPY	7,381,578	66,318	68,243	1,925
Euro/Swedish Krona
02/22/2018	JPMorgan Chase	EUR	217,000	SEK	2,156,854	254,530	250,202	(4,328)
Euro/Swiss Franc
02/22/2018	UBS	EUR	16,319	CHF	19,000	19,339	19,180	(159)
Israeli Shekel/Mexican Peso
02/22/2018	Deutsche Bank	ILS	468,000	MXN	2,522,052	133,372	135,297	1,925
Japanese Yen/Australian Dollar
02/22/2018	Deutsche Bank	JPY	20,358,399	AUD	231,000	187,489	188,054	565
Japanese Yen/Canadian Dollar
02/22/2018	Barclays Bank	JPY	14,551,127	CAD	167,000	130,803	128,429	(2,374)
Japanese Yen/Swedish Krona
02/22/2018	JPMorgan Chase	JPY	20,691,785	SEK	1,505,000	187,519	186,015	(1,504)
New Zealand Dollar/Australian Dollar
02/22/2018	Deutsche Bank	NZD	172,024	AUD	157,000	126,016	126,256	240
Swedish Krona/Euro
02/22/2018	JPMorgan Chase	SEK	1,078,299	EUR	109,000	129,215	130,741	1,526
Swiss Franc/Canadian Dollar
02/22/2018	JPMorgan Chase	CHF	123,767	CAD	157,000	125,926	131,429	5,503

							$3,611,415	$2,692

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2018, the Fund held the following over-the-counter credit default swaps:

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Expiration Date	Notional Amount	Counterparty/Reference Entity	Fund Pays Fixed Rate		Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value

Buy Protection:
06/20/2022	400,000	Barclays Bank/Vodafone Group PLC, 5%, 6/4/18	Equal to 1.00%		$(2,672)	$(8,956)	$(11,629)

Sell Protection:
06/20/2022	200,000	Barclays Bank/Virgin Media Finance PLC, 7%, 4/15/23	Equal to 5.00%		$30,823	$4,183	$35,006

At January 31, 2018, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value

Buy Protection:
12/20/2021	180,000	iTRAXX-Crossover 5-year	Equal to 5.00%	1.85%	$(16,011)	$(11,422)	$(27,433)
12/20/2021	780,000	iTRAXX-Europe 5-year	Equal to 1.00%	0.31%	(12,191)	(15,128)	(27,318)
12/20/2021	600,000	iTRAXX-FinSen 5-year	Equal to 1.00%	0.29%	(1,603)	(19,842)	(21,445)
12/20/2021	210,000	Markit CDX 5-year	Equal to 5.00%	2.79%	(6,351)	(12,493)	(18,844)
12/20/2021	2,420,000	Markit CDX 5-year	Equal to 1.00%	0.38%	(24,515)	(33,966)	(58,482)
12/20/2021	900,000	iTRAXX-Crossover 5-year	Equal to 5.00%	1.85%	(92,775)	(44,391)	(137,166)
12/20/2021	400,000	iTRAXX-Europe 5-year	Equal to 1.00%	0.31%	(5,356)	(8,654)	(14,009)

					$(158,802)	$(145,896)	$(304,697)

Sell Protection:
12/20/2021	400,000	Markit CDX 5-year	Equal to 1.00%	(0.38)%	$6,870	$2,797	$9,666

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At January 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
EUR	1,350,000	04/15/2022	Receive	12-month CPI	1.11%	$—	$19,110	$19,110
EUR	$1,200,000	04/15/2022	Receive	12-month CPI	1.11%	—	16,986	16,986

						$—	$36,096	$36,096

AUD	8,550,000	12/17/2019	Pay	6-month BBR BBSW	2.11%	$—	$(4,315)	$(4,315)
CAD	8,170,000	01/03/2020	Pay	3-month BA CDOR	2.27%	—	(10,158)	(10,158)
SEK	24,530,000	01/08/2020	Pay	3-month STIBOR	0.07%	—	1,410	1,410
SEK	51,020,000	01/08/2020	Pay	3-months STIBOR	0.07%	—	2,933	2,933
GBP	1,180,000	10/15/2021	Pay	12-month UK RPI	3.48%	—	17,215	17,214
GBP	100,000	10/15/2021	Pay	12-month UK RPI	3.48%	432	1,027	1,459
SEK	24,740,000	01/08/2022	Pay	3-month STIBOR	0.95%	(6,496)	(729)	(7,225)
SEK	51,080,000	01/08/2022	Pay	3-months STIBOR	0.95%	—	(14,575)	(14,575)
EUR	1,340,000	04/15/2027	Pay	1-month CPI	1.35%	—	(27,414)	(27,414)
MXN	11,850,000	01/31/2028	Pay		8.21%	—	(1,711)	(1,711)
GBP	5,070,000	09/24/2019	Pay	6-month BBR BBSW	0.99%	—	(3,729)	(3,729)
USD	1,150,000	08/10/2022	Pay	3-month LIBOR BBA	1.90%	—	(26,384)	(26,384)
GBP	1,020,000	12/22/2022	Pay	6-month BBR BBSW	1.16%	—	10,254	10,254
USD	1,190,000	08/10/2027	Pay	3-month LIBOR BBA	2.24%	—	41,593	41,593
USD	250,000	08/10/2047	Pay	3-month LIBOR BBA	2.53%	—	(12,723)	(12,723)
AUD	3,570,000	12/17/2019	Pay	6-month BBR BBSW	2.11%	(4,010)	(1,660)	(5,670)
EUR	1,200,000	04/15/2027	Pay	12-month CPI	1.35%	2,565	(27,115)	(24,550)

						$(7,509)	$(56,081)	$(63,591)

						$(7,509)	$(19,985)	$(27,495)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
EXCHANGE TRADED FUNDS (0.8%)
United States (0.8%)
iShares National Muni Bond ETF	$6,000	$656,820

Total Exchange Traded Funds		656,820

MUNICIPAL BONDS (97.2%)
Alabama (1.9%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	1,000,000	1,073,120
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034(a)	400,000	399,112

		1,472,232

Alaska (1.4%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,084,490

California (6.8%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	359,191
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(b)	1,000,000	714,170
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,061,150
Series I, 4.00%, 08/01/2029	400,000	445,028
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	614,640
Series A, 6.50%, 11/01/2039	500,000	696,700
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	327,726
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,090,430

		5,309,035

Florida (4.6%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,028,530
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,040,150
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,133,450
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	286,450
Volusia County Educational Facility Authority Revenue Bonds (EMBRY- Riddle Aeronautical University, Inc.), 5.00%, 10/15/2047	100,000	113,745

		3,602,325

Georgia (3.4%)
Burke County Development Authority Pollution Control Revenue Bonds (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052(a)	1,000,000	998,830
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	520,580
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	103,846
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	999,160

		2,622,416

Illinois (1.7%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	559,445

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	$750,000	$791,850

		1,351,295

Kentucky (0.7%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	542,585

Louisiana (5.0%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	567,794
Louisiana Public Facilities Authority Revenue Bonds 3.00%, 05/15/2031	990,000	945,866
(Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	10,494
Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	1,000,000	1,010,010
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(a)	1,250,000	1,330,700

		3,864,864

Massachusetts (2.7%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2018	1,000,000	1,027,790
5.50%, 08/01/2019	1,000,000	1,059,620

		2,087,410

Michigan (1.2%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	943,308

Minnesota (0.7%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	521,720

Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	825,180

New Hampshire (2.7%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,050,010
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,048,770

		2,098,780

New Jersey (4.8%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,114,420
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	104,356
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	977,993
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	526,870

		3,723,639

New York (13.3%)
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,147,030
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,109,110
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	342,870
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	981,784
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,623,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	$1,160,000	$1,367,767
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,021,800
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	649,460
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,086,080

		10,328,901

North Dakota (1.3%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,027,560

Pennsylvania (9.3%)
Beaver County Industrial Development Authority Revenue Bonds (FirstEnergy Nuclear Generation LLC), Series A, 4.38%, 01/01/2035(a)	500,000	471,960
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp.), 1.80%, 02/15/2027(a)	800,000	784,216
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	270,832
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	843,952
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,896,220

		7,267,180

Rhode Island (1.0%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	760,245

South Carolina (1.5%)
Rock Hill South Carolina Combined Utility System Revenue Bonds (City of Rock Hill South Carolina Combined Utility System Revenue)
5.00%, 01/01/2025	500,000	583,740
5.00%, 01/01/2026	500,000	587,670

		1,171,410

Tennessee (1.4%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	554,380
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	570,635

		1,125,015

Texas (24.2%)
City of Houston TX General Obligation Limited Bonds
(Pre-refunded @ $100.000000, 03/01/2019), Series A, 5.00%, 03/01/2030	1,405,000	1,457,491
Series A, 5.00%, 03/01/2030	170,000	175,979
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,086,780
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,303,128
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,362,044
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,049,950
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	525,000	535,164
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	926,112

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2018 (Unaudited)

Aberdeen Tax-Free Income Fund

Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	$1,000,000	$1,039,670
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,112,701
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,500,000	1,780,860
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,042,520

		18,872,399

Utah (0.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	114,616

Virginia (0.7%)
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/2048	500,000	574,335

Washington (3.9%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,000,000
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,064,580

		3,064,580

West Virginia (0.7%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	548,235

Wisconsin (1.1%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	539,750
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	286,395

		826,145

Total Municipal Bonds		75,729,900

SHORT-TERM INVESTMENT (2.6%)
UNITED STATES (2.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	2,023,558	2,023,558

Total Short-Term Investment		2,023,558

Total Investments (Cost $74,963,407) —100.6%		78,410,278

Liabilities in Excess of Other Assets—(0.6)%		(492,630)

Net Assets—100.0%		$77,917,648

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.
(b)	Issued with a zero coupon.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (81.8%)
Alternative Investment (54.4%)
AQR Managed Futures Strategy Fund, Class I(a)	172,895	$1,658,058
Arbitrage Event Driven Fund, Institutional Class	351,118	3,374,248
BlackRock Global Long/Short Equity Fund, Institutional Class(a)	249,839	3,028,054
Boston Partners Long/Short Research Fund, Institutional Class(a)	228,675	4,036,108
Gotham Neutral Fund, Institutional Class(a)	344,400	3,747,072
Otter Creek Long/Short Opportunity Fund, Institutional Class(a)	196,476	2,334,135

		18,177,675

Fixed Income Funds (27.4%)
Eaton Vance Floating-Rate Fund, Class I	707,717	6,404,844
Nuveen Preferred Securities Fund, Institutional Class	156,198	2,745,959

		9,150,803

Total Mutual Funds		27,328,478

EXCHANGE TRADED FUNDS (13.0%)
Equity Funds (9.1%)
iShares Edge MSCI Min Vol USA ETF	5,254	286,973
iShares Edge MSCI USA Momentum Factor ETF	2,321	259,047
iShares Edge MSCI USA Quality Factor ETF	2,884	250,014
iShares Edge MSCI USA Size Factor ETF	2,122	184,126
iShares Edge MSCI USA Value Factor ETF	4,013	350,215
iShares MSCI Eurozone ETF	15,007	696,625
iShares Nasdaq Biotechnology ETF	3,086	352,051
X-trackers MSCI Japan Hedged Equity ETF	14,893	669,589

		3,048,640

Fixed Income Fund (3.9%)
iShares TIPS Bond ETF	11,544	1,305,742

Total Exchange Traded Funds		4,354,382

SHORT-TERM INVESTMENT (5.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(b)	1,817,477	1,817,477

Total Short-Term Investment		1,817,477

Total Investments (Cost $31,901,636) —100.2%		33,500,337

Liabilities in Excess of Other Assets—(0.2)%		(68,362)

Net Assets—100.0%		$33,431,975

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (40.5%)
Fixed Income Funds (40.5%)
Eaton Vance Floating-Rate Fund, Class I	301,943	$2,732,588
Nuveen Preferred Securities Fund, Institutional Class	164,668	2,894,858
Oppenheimer International Bond Fund, Class Y	281,375	1,719,201

		7,346,647

Total Mutual Funds		7,346,647

EXCHANGE TRADED FUNDS (57.7%)
Equity Funds (32.6%)
iShares Core S&P 500 ETF	2,648	752,429
iShares MSCI EAFE ETF	10,645	786,027
Vanguard High Dividend Yield ETF	34,355	3,062,748
WisdomTree Europe Hedged Equity Fund	11,244	741,429
X-trackers MSCI Japan Hedged Equity ETF	12,603	566,631

		5,909,264

Fixed Income Funds (20.4%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,788	972,046
iShares Emerging Markets High Yield Bond ETF	7,213	361,804
iShares JP Morgan EM Local Currency Bond ETF(a)	15,068	758,373
iShares U.S. & International High Yield Corp Bond ETF(b)	31,485	1,615,653

		3,707,876

Real Estate Investment Trust (REIT) Funds (4.7%)
iShares Cohen & Steers REIT ETF(b)	8,837	859,752

Total Exchange Traded Funds		10,476,892

SHORT-TERM INVESTMENT (0.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	143,073	143,073

Total Short-Term Investment		143,073

Total Investments (Cost $16,413,733) —99.0%		17,966,612

Other Assets in Excess of Liabilities—1.0%		185,534

Net Assets—100.0%		$18,152,146

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $863,954. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2018 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (12.8%)
Fixed Income Funds (12.8%)
Eaton Vance Floating-Rate Fund, Class I	127,018	$1,149,509
Nuveen Preferred Securities Fund, Institutional Class	17,181	302,043
Oppenheimer International Bond Fund, Class Y	75,052	458,565

		1,910,117

Total Mutual Funds		1,910,117

EXCHANGE TRADED FUNDS (85.0%)
Equity Funds (65.9%)
iShares Core S&P 500 ETF	4,110	1,167,856
iShares MSCI EAFE ETF	10,624	784,476
iShares MSCI Emerging Markets ETF	9,617	490,755
iShares MSCI Eurozone ETF	19,248	893,492
iShares MSCI Japan ETF	14,947	940,764
iShares MSCI Pacific ex Japan ETF	6,229	308,585
iShares Russell 2000 ETF	8,657	1,353,609
iShares Russell Mid-Cap ETF	6,082	1,312,678
Vanguard High Dividend Yield ETF	3,325	296,424
WisdomTree Europe Hedged Equity Fund	27,040	1,783,018
X-trackers MSCI Japan Hedged Equity ETF	10,323	464,122

		9,795,779

Fixed Income Funds (19.1%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	7,447	739,562
iShares Emerging Markets High Yield Bond ETF	5,328	267,252
iShares JP Morgan EM Local Currency Bond ETF(a)	12,511	629,679
iShares TIPS Bond ETF	5,252	594,054
iShares U.S. & International High Yield Corp Bond ETF	11,705	600,642

		2,831,189

Total Exchange Traded Funds		12,626,968

SHORT-TERM INVESTMENT (1.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(b)	141,555	141,555

Total Short-Term Investment		141,555

Total Investments (Cost $13,230,573) —98.8%		14,678,640

Other Assets in Excess of Liabilities—1.2%		181,734

Net Assets—100.0%		$14,860,374

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2018

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2018

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen Asset Management, Inc. (“Aberdeen” or the “Adviser”) generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	1,713,115	9,621,033	—	11,334,148
Preferred Stocks	78,489	658,127	—	736,616
Short-Term Investment	157,725	—	—	157,725

	1,949,329	10,279,160	—	12,228,489

Investments, at Value
China Opportunities Fund
Investments in Securities
Common Stocks	1,517,083	12,836,438	—	14,353,521
Short-Term Investment	538,204	—	—	538,204

	2,055,287	12,836,438	—	14,891,725

Investments, at Value
Emerging Markets Fund
Investments in Securities
Common Stocks	2,772,783,239	5,767,622,462	—	8,540,405,701
Preferred Stocks	316,504,720	545,646,547	—	862,151,267
Short-Term Investment	157,297,148	—	—	157,297,148

	3,246,585,107	6,313,269,009	—	9,559,854,116

Investments, at Value
Focused U.S. Equity Fund
Investments in Securities
Common Stocks	23,690,508	—	—	23,690,508
Short-Term Investment	52,916	—	—	52,916

	23,743,424	—	—	23,743,424

Investments, at Value
Global Equity Fund
Investments in Securities
Common Stocks	18,761,584	20,550,802	—	39,312,386
Preferred Stocks	2,319,036	1,118,758	—	3,437,794
Short-Term Investment	990,252	—	—	990,252

	22,070,872	21,669,560	—	43,740,432

Notes to Statements of Investments (unaudited) (continued)

January 31, 2018

Investments, at Value
International Equity Fund
Investments in Securities
Common Stocks	114,688,871	379,578,271	—	494,267,142
Preferred Stocks	32,294,354	16,977,155	—	49,271,509
Short-Term Investment	8,882,754	—	—	8,882,754

	155,865,979	396,555,426	—	552,421,405

Investments, at Value
International Small Cap Fund
Investments in Securities
Common Stocks	37,739,503	45,859,270	—	83,598,773
Short-Term Investment	1,183,144	—	—	1,183,144

	38,922,647	45,859,270	—	84,781,917

Investments, at Value
Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,572,194	—	1,572,194
Short-Term Investment	13,291	—	—	13,291

	13,291	1,572,194	—	1,585,485

Investments, at Value
U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,472,525	—	—	1,472,525
Short-Term Investment	31,267	—	—	31,267

	1,503,792	—	—	1,503,792

Investments, at Value
U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	383,934,500	—	—	383,934,500
Short-Term Investment	10,252,284	—	—	10,252,284

	394,186,784	—	—	394,186,784

Investments, at Value
U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,990,831,741	—	—	1,990,831,741
Short-Term Investment	20,540,963	—	—	20,540,963

	2,011,372,704	—	—	2,011,372,704

Investments, at Value
Asia Bond Fund
Investments in Securities
Corporate Bonds	—	3,759,022	—	3,759,022
Government Bonds	—	2,074,180	—	2,074,180
Short-Term Investment	1,284,708	—	—	1,284,708
Other Financial Instruments
Assets
Futures Contracts	58,877	—	—	58,877
Forward Foreign Currency Exchange Contracts	—	92,781	—	92,781
Liabilities
Futures Contracts	(17,508)	—	—	(17,508)
Forward Foreign Currency Exchange Contracts	—	(46,570)	—	(46,570)

	1,326,077	5,879,413	—	7,205,490

Notes to Statements of Investments (unaudited) (continued)

January 31, 2018

Investments, at Value
Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	5,583,693	—	5,583,693
Government Bonds	—	17,514,992	—	17,514,992
Short-Term Investment	1,662,591	—	—	1,662,591
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	17,694	—	17,694
Liabilities
Forward Foreign Currency Exchange Contracts	—	(61,508)	—	(61,508)

	1,662,591	23,054,871	—	24,717,462

Investments, at Value
Global Unconstrained Fixed Income Fund
Investments in Securities
Commercial Mortgage-Backed Securities	—	114,610	—	114,610
Residential Mortgage-Backed Securities	—	18,109	—	18,109
Corporate Bonds	—	10,189,473	—	10,189,473
Government Bonds	—	400,254	—	400,254
Government Agencies	—	212,832	—	212,832
Short-Term Investment	1,225,582	—	—	1,225,582
Other Financial Instruments
Assets
Futures Contracts	154,244	—	—	154,244
Forward Foreign Currency Exchange Contracts	—	149,927	—	149,927
Credit Default Swap Contracts	—	6,980	—	6,980
Centrally Cleared Interest Rate Swap Agreements	—	110,528	—	110,528
Liabilities
Futures Contracts	(24,939)	—	—	(24,939)
Forward Foreign Currency Exchange Contracts	—	(308,089)	—	(308,089)
Credit Default Swap Contracts	—	(154,852)	—	(154,852)
Centrally Cleared Interest Rate Swap Agreements	—	(130,513)	—	(130,513)

	1,354,887	10,609,259	—	11,964,146

Investments, at Value
Tax-Free Income Fund
Investments in Securities
Exchange Traded Funds	656,820	—	—	656,820
Municipal Bonds	—	75,729,900	—	75,729,900
Short-Term Investment	2,023,558	—	—	2,023,558

	2,680,378	75,729,900	—	78,410,278

Investments, at Value
Diversified Alternatives Fund
Investments in Securities
Mutual Funds	27,328,478	—	—	27,328,478
Exchange Traded Funds	4,354,382	—	—	4,354,382
Short-Term Investment	1,817,477	—	—	1,817,477

	33,500,337	—	—	33,500,337

Investments, at Value
Diversified Income Fund
Investments in Securities
Mutual Funds	7,346,647	—	—	7,346,647
Exchange Traded Funds	10,476,892	—	—	10,476,892
Short-Term Investment	143,073	—	—	143,073

	17,966,612	—	—	17,966,612

Investments, at Value
Dynamic Allocation Fund
Investments in Securities
Mutual Funds	1,910,117	—	—	1,910,117
Exchange Traded Funds	12,626,968	—	—	12,626,968
Short-Term Investment	141,555	—	—	141,555

	14,678,640	—	—	14,678,640

Notes to Statements of Investments (unaudited) (continued)

January 31, 2018

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. The following is a summary of transfers from Level 1 and Level 2 as of January 31, 2018:

Fund	Transfer from Level 1	Transfer from Level 2
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$186,972	$774,977
Aberdeen China Opportunities Fund	$—	$904,734
Aberdeen Emerging Markets Fund	$1,030,139,978	$907,117,609
Aberdeen Global Equity Fund	$—	$600,050
Aberdeen International Equity Fund	$9,324,187	$33,471,908
Aberdeen International Small Cap Fund	$5,756,753	$2,089,214

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2018

e. Short Sales

During the period, Aberdeen Focused U.S. Equity Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally realizes a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund segregates or earmarks cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

f. Securities Lending

Through an agreement with BNP Paribas as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian), the Funds may lend its portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

The Funds continue to own the loaned securities. However, securities lending involves certain risks including the event of default or insolvency of the borrower including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Fund and, therefore, this amount is not presented on the Funds’ Statements of Investments.

At January 31, 2017, the market value of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral
Emerging Markets Fund	$14,138,488	$14,976,452	$—
International Equity Fund	5,276,160	5,588,871	—
International Small Cap Fund	2,349,698	2,627,915	—
Japanese Equities Fund	21,047	23,540	—
U.S. Multi-Cap Equity Fund	13,578,674	14,447,230	—
U.S. Small Cap Equity Fund	73,891,985	77,868,800	—
Aberdeen Diversified Income Fund	863,954	2,165,414	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry, Principal Executive Officer March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry, Principal Executive Officer March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer March 29, 2018